UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2012

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/11 (Unaudited)

SENIOR LOANS (83.1%)(a)
		Principal amount	Value

Advertising and marketing services (0.9%)

Advantage Sales & Marketing, LLC bank term loan FRN 9 1/4s, 2018		$230,000	$234,600

Advantage Sales & Marketing, LLC bank term loan FRN 5 1/4s, 2017		1,995,000	2,000,965

Affinion Group, Inc. bank term loan FRN 5s, 2016		2,970,013	2,967,785

			5,203,350
Automotive (1.8%)

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017		5,000,000	4,971,065

Federal Mogul Corp. bank term loan FRN Ser. B, 2.146s, 2014		1,513,474	1,456,088

Federal Mogul Corp. bank term loan FRN Ser. C, 2.139s, 2015		772,181	742,902

Remy International, Inc. bank term loan FRN Ser. B, 6 1/4s, 2016		2,992,500	3,007,463

			10,177,518
Basic materials (8.2%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017		3,660,000	3,680,588

Armstrong World Industries, Inc. bank term loan FRN Ser. B, 4s, 2018		2,145,000	2,149,468

AZ Chem US, Inc. bank term loan FRN 4 3/4s, 2017		2,909,302	2,920,212

Chemtura Corp. bank term loan FRN Ser. B, 5 1/2s, 2016		2,000,000	2,010,000

Diversey, Inc. bank term loan FRN Ser. B, 4s, 2015		2,566,246	2,571,058

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017		3,125,000	3,117,188

Fairmount Minerals, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2017		3,000,000	3,006,876

General Chemical Group, Inc. bank term loan FRN Ser. B, 5.002s, 2018		2,992,481	2,994,974

Hexion Specialty Chemicals BV bank term loan FRN Ser. C2, 4.063s, 2015 (Netherlands)		291,629	289,005

Hexion Specialty Chemicals, Inc. bank term loan FRN Ser. C1, 4s, 2015		686,920	680,738

Houghton International, Inc. bank term loan FRN Ser. B, 6 3/4s, 2016		497,856	500,656

Ineos Holdings, Ltd. bank term loan FRN Ser. B2, 7.501s, 2013 (United Kingdom)		1,320,223	1,363,130

Ineos Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014 (United Kingdom)		1,383,030	1,427,978

JMC Steel Group bank term loan FRN Ser. B, 4 3/4s, 2017		1,000,000	1,005,625

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		3,060,000	3,059,045

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2016		1,142,138	1,146,778

Omnova Solutions, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		3,241,875	3,268,215

Solutia, Inc. bank term loan FRN Ser. B, 3 1/2s, 2017		987,500	989,264

Styron Corp. bank term loan FRN 6s, 2017		3,491,250	3,509,953

Tronox Worldwide bank term loan FRN Ser. B, 7s, 2015		2,493,750	2,511,413

Univar, Inc. bank term loan FRN Ser. B, 5s, 2017		3,426,413	3,424,576

			45,626,740
Broadcasting (3.3%)

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.861s, 2016		6,926,403	6,053,870

Gray Television, Inc. bank term loan FRN Ser. B, 3.71s, 2014		2,893,437	2,870,683

Hubbard Broadcasting, Inc. bank term loan FRN Ser. 2nd, 8 3/4s, 2018		1,500,000	1,522,500

Hubbard Broadcasting, Inc. bank term loan FRN Ser. 1st, 5 1/4s, 2017		1,000,000	1,006,250

Radio One, Inc. bank term loan FRN Ser. B, 7 1/2s, 2016		1,500,000	1,525,625

Univision Communications, Inc. bank term loan FRN Ser. B, 4.461s, 2017		5,656,788	5,466,623

			18,445,551
Building materials (1.7%)

CPG International, Inc. bank term loan FRN 6s, 2017		3,391,500	3,397,859

Goodman Global, Inc. bank term loan FRN Ser. 2nd, 9s, 2017		968,000	996,798

Goodman Global, Inc. bank term loan FRN Ser. 1st, 5 3/4s, 2016		1,360,165	1,368,470

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		3,585,000	3,593,963

			9,357,090
Capital goods (5.0%)

Delphi Automotive, LLP bank term loan FRN Ser. B, 3 1/2s, 2017		2,000,000	2,005,834

Dyncorp International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		909,781	914,330

Hawker Beechcraft Notes Co. bank term loan FRN Ser. B, 2.238s, 2014		1,694,868	1,487,459

Hawker Beechcraft Notes Co. bank term loan FRN Ser. C, 0.207s, 2014		104,673	91,864

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 4 1/4s, 2017		3,000,000	3,008,124

Pinafore, LLC bank term loan FRN Ser. B1, 4 1/4s, 2016		2,706,426	2,712,629

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 4 1/4s, 2018		3,500,000	3,497,813

Sensata Technologies BV bank term loan FRN 4s, 2018 (Netherlands)		3,000,000	3,004,374

Sensus USA, Inc. bank term loan FRN Ser. 2nd, 8 1/2s, 2018		1,000,000	1,016,250

Sensus USA, Inc. bank term loan FRN Ser. 1st, 4 3/4s, 2017		2,000,000	2,007,500

Sequa Corp. bank term loan FRN 3.504s, 2014		2,587,788	2,554,633

TASC, Inc. bank term loan FRN Ser. B, 4 1/2s, 2015		998,229	1,000,225

Tenneco, Inc. bank term loan FRN Ser. B, 4.807s, 2016		1,985,000	1,999,888

TransDigm Group, Inc. bank term loan FRN Ser. B, 4s, 2017		1,330,665	1,335,655

Wesco Aircraft Hardware Corp. bank term loan FRN Ser. B, 4 1/4s, 2017		1,440,000	1,450,800

			28,087,378
Commercial and consumer services (4.4%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016		1,915,200	1,943,330

Compucom Systems, Inc. bank term loan FRN 3.72s, 2014		1,321,881	1,288,834

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018		3,000,000	2,993,037

Interactive Data Corp. bank term loan FRN 4 3/4s, 2018		2,855,000	2,862,120

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017		2,000,000	2,008,750

Orbitz Worldwide, Inc. bank term loan FRN Ser. B, 3.253s, 2014		2,509,075	2,347,240

Sabre, Inc. bank term loan FRN Ser. 1st, 2.228s, 2014		4,147,067	3,721,992

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.739s, 2014		4,535,979	4,425,011

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.72s, 2014		451,922	440,866

Travelport, LLC bank term loan FRN Ser. B, 4.741s, 2015		2,235,849	2,152,005

Travelport, LLC bank term loan FRN Ser. S, 4.807s, 2015		434,674	418,374

			24,601,559
Communication services (5.6%)

Asurion Corp. bank term loan FRN Ser. 2nd, 9s, 2019		1,500,000	1,512,813

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		1,500,000	1,485,617

Atlantic Broadband Finance, LLC bank term loan FRN Ser. B, 4s, 2016		1,868,108	1,871,596

CCO Holdings, LLC / CCO Holdings Capital Corp. bank term loan FRN 2.711s, 2014		1,000,000	987,917

Charter Communications, Inc. bank term loan FRN Ser. C, 3.56s, 2016		2,583,348	2,579,639

CPI International Acquisition, Inc. bank term loan FRN 5s, 2018		997,500	1,002,488

Digicel Group, Ltd. bank term loan FRN 2.813s, 2012 (Jamaica)		666,800	665,967

Integra Telecom Holdings, Inc. bank term loan FRN Ser. B, 9 3/8s, 2015		1,985,000	1,989,963

Intelsat Jackson Holdings SA bank term loan FRN 3.285s, 2014 (Luxembourg)		2,125,000	2,073,203

Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)		4,000,000	4,022,776

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014		1,200,000	1,272,000

MCC Georgia, LLC bank term loan FRN Ser. F, 4 1/2s, 2017		2,977,500	2,979,980

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		1,496,250	1,489,393

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		1,875,000	1,866,407

SAVVIS Communications Corp. bank term loan FRN Ser. B, 6 3/4s, 2016		2,487,500	2,504,913

Towerco, LLC bank term loan FRN 5 1/4s, 2017		2,000,000	2,004,376

US Telepacific Corp. bank term loan FRN 5 3/4s, 2017		1,000,000	995,500

			31,304,548
Consumer (0.6%)

Armored Autogroup, Inc. bank term loan FRN Ser. B, 6s, 2016		1,197,000	1,197,000

Visant Corp. bank term loan FRN 5 1/4s, 2016		1,995,000	1,995,499

			3,192,499
Consumer cyclicals (0.8%)

AMC Entertainment, Inc. bank term loan FRN 3.442s, 2013		1,231,198	1,227,736

Aramark Corp. bank term loan FRN Ser. B2, 3.557s, 2016		1,726,477	1,723,781

Aramark Corp. bank term loan FRN Ser. C, 0.094s, 2016		113,542	113,364

Nielsen Finance LLC bank term loan FRN Ser. B, 3.956s, 2016		1,407,355	1,407,355

			4,472,236
Consumer staples (9.4%)

Amscan Holdings, Inc. bank term loan FRN 6 3/4s, 2017		3,482,500	3,493,383

Bakercorp bank term loan FRN Ser. B, 5s, 2018		2,000,000	2,004,166

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		3,715,688	3,705,046

Claire's Stores, Inc. bank term loan FRN 3.051s, 2014		4,421,859	4,071,179

Darling International, Inc. bank term loan FRN Ser. B, 5s, 2016		300,000	302,250

Dave & Buster's, Inc. bank term loan FRN Ser. B, 5 1/2s, 2016		1,403,200	1,410,216

Dean Foods Co. bank term loan FRN Ser. A1, 3.501s, 2014		800,000	788,834

Dean Foods Co. bank term loan FRN Ser. B, 3.31s, 2016		997,487	983,149

Dean Foods Co. bank term loan FRN Ser. B2, 3.732s, 2017		1,474,155	1,457,045

Del Monte Foods Co. bank term loan FRN Ser. B, 4 1/2s, 2018		3,360,000	3,358,928

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		1,528,342	1,532,437

Dole Food Co., Inc. bank term loan FRN Ser. B, 5.049s, 2017		822,064	825,653

Dole Food Co., Inc. bank term loan FRN Ser. C, 5.141s, 2017		2,041,800	2,050,717

Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016		2,238,750	2,251,343

Green Mountain Coffee Roasters, Inc. bank term loan FRN Ser. B, 5 1/2s, 2016		1,083,409	1,084,086

Hertz Corp. (The) bank term loan FRN Ser. B, 3 3/4s, 2018		3,000,000	2,999,982

Huish Detergents, Inc. bank term loan FRN Ser. 2nd, 4.47s, 2014		1,375,000	1,303,672

Prestige Brands, Inc. bank term loan FRN 4 3/4s, 2016		1,715,067	1,719,355

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017		4,310,000	4,315,388

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018		971,916	959,767

Rite-Aid Corp. bank term loan FRN Ser. B, 1.959s, 2014		1,474,589	1,411,919

Spectrum Brands, Inc. bank term loan FRN 5s, 2016		3,872,353	3,900,702

US Foodservice bank term loan FRN Ser. B, 5 3/4s, 2017		3,000,000	2,949,999

Wendy's/Arby's Resturants, LLC bank term loan FRN 5s, 2017		1,885,754	1,889,880

West Corp. bank term loan FRN Ser. B5, 4.607s, 2016		1,412,758	1,418,056

			52,187,152
Energy (2.1%)

EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.193s, 2012		1,881,136	1,843,514

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		2,550,000	2,551,821

Frac Tech International, LLC bank term loan FRN Ser. DD, 6 1/4s, 2016(U)		340,000	340,243

Helix Energy Solutions Group, Inc. bank term loan FRN Ser. B, 2.455s, 2013		361,520	358,883

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013		1,289,524	1,282,845

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)		3,580,000	3,587,271

Walter Energy, Inc. bank term loan FRN Ser. B, 4s, 2018		2,000,000	2,004,090

			11,968,667
Entertainment (0.9%)

Cedar Fair LP bank term loan FRN 4s, 2017		908,602	912,982

Cinemark USA, Inc. bank term loan FRN 3.495s, 2013		1,080,916	1,080,241

Clubcorp Club Operations, Inc. bank term loan FRN Ser. B, 6s, 2016		748,125	752,333

Revel Entertainment, LLC bank term loan FRN Ser. B, 9s, 2017		950,000	930,802

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016		1,460,974	1,471,201

			5,147,559
Financials (4.7%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		4,820,000	4,812,471

Capital Automotive LP bank term loan FRN Ser. B, 5s, 2017		2,969,203	2,945,078

CB Richard Ellis Services, Inc. bank term loan FRN Ser. C, 3.51s, 2018(U)		2,000,000	1,987,500

CIT Group, Inc. bank term loan FRN 6 1/4s, 2015		1,400,000	1,413,343

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016		2,179,667	2,183,754

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014		647,145	647,145

iStar Financial, Inc. bank term loan FRN Ser. A1, 5s, 2013		1,864,730	1,855,116

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014		2,550,000	2,568,669

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.791s, 2017		4,004,969	4,020,821

Nuveen Investments, Inc. bank term loan FRN Ser. B, 3.292s, 2014		1,390,711	1,367,532

Ocwen Financial Corp. bank term loan FRN 9s, 2015		112,500	112,219

Worldpay bank term loan FRN Ser. B2, 6 1/4s, 2017 (United Kingdom)		2,500,000	2,504,688

			26,418,336
Gaming and lottery (5.0%)

Ameristar Casinos, Inc. bank term loan FRN Ser. B, 4s, 2018		3,200,000	3,213,693

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.711s, 2015		3,209,375	3,127,135

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9.261s, 2017		790,000	794,938

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.274s, 2015		815,003	758,406

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.249s, 2015		3,000,000	2,791,500

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		3,550,000	3,597,925

Ceasars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016		232,063	245,986

Chester Downs & Marina, LLC bank term loan FRN 12 3/8s, 2016		887,500	904,141

Chester Downs & Marina, LLC bank term loan FRN 12 3/8s, 2016		245,313	250,219

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 6 1/2s, 2016		2,985,000	3,088,834

Golden Nugget, Inc. bank term loan FRN 2.217s, 2014(PIK)		779,911	682,422

Golden Nugget, Inc. bank term loan FRN Ser. B, 2.22s, 2014(PIK)		1,369,892	1,198,655

Green Valley Ranch Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2014 (In default)(NON)		1,694,834	1,472,387

Green Valley Ranch Resort bank term loan FRN 6 1/4s, 2016		2,000,000	1,987,500

Harrah's Operating Co., Inc. bank term loan FRN Ser. B3, 3.274s, 2015		1,411,481	1,313,462

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		2,274,300	2,284,687

Las Vegas Sands, LLC bank term loan FRN Ser. B, 3s, 2014		202	198

			27,712,088
Health care (7.1%)

Alliance Healthcare Services, Inc. bank term loan FRN 5 1/2s, 2016		1,975,000	1,970,886

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015		2,673,000	2,679,683

Biomet, Inc. bank term loan FRN Ser. B, 3.277s, 2015		1,853,828	1,842,464

ConvaTec, Inc. bank term loan FRN Ser. B, 5 3/4s, 2016		2,992,500	2,999,981

DaVita, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		2,493,750	2,507,777

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)		2,075,000	2,090,994

HCA, Inc. bank term loan FRN Ser. B3, 3.557s, 2018		2,672,010	2,655,444

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018		2,285,000	2,286,714

IMS Health, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017		2,970,029	2,975,598

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018		3,000,000	2,994,750

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017		3,612,488	3,605,715

Mylan, Inc. bank term loan FRN Ser. B, 3.563s, 2014		600,889	602,805

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018		4,000,000	3,972,500

Select Medical Corp. bank term loan FRN Ser. B, 2.17s, 2012		1,262,284	1,253,868

United Surgical Partners International, Inc. bank term loan FRN 2.249s, 2014		1,068,174	1,048,814

Universal Health Services, Inc. bank term loan FRN Ser. B, 4s, 2016		997,288	1,001,028

Vanguard Health Systems, Inc. bank term loan FRN 5s, 2016		2,970,112	2,968,256

			39,457,277
Homebuilding (0.8%)

Realogy Corp. bank term loan FRN 0.06s, 2013		465,418	442,147

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017		1,000,000	1,060,000

Realogy Corp. bank term loan FRN Ser. B, 4.518s, 2016		2,089,768	1,942,364

Realogy Corp. bank term loan FRN Ser. B, 3.268s, 2013		888,135	843,728

			4,288,239
Household furniture and appliances (0.2%)

National Bedding Co., LLC bank term loan FRN Ser. B, 3.813s, 2013		1,397,028	1,393,536

			1,393,536
Lodging/Tourism (0.2%)

MGM Mirage bank term loan FRN Ser. E, 7s, 2014		987,957	982,194

			982,194
Media (0.8%)

Nielsen Finance LLC bank term loan FRN Ser. A, 2.261s, 2013		48,991	48,766

Nielsen Finance LLC bank term loan FRN Ser. C, 3.456s, 2016		2,298,842	2,292,274

TWCC Holding Corp. bank term loan FRN Ser. B, 4 1/4s, 2017		1,995,000	2,005,807

			4,346,847
Publishing (2.4%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.46s, 2014		4,082,753	3,801,427

Cenveo Corp. bank term loan FRN Ser. B, 6 1/4s, 2016		1,596,000	1,606,773

Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014		865,617	764,268

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.45s, 2014		172,985	65,042

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.2s, 2014		2,011,036	756,150

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.2s, 2014		750,387	282,145

Quad/Graphics, Inc. bank term loan FRN 5 1/2s, 2016		1,488,750	1,487,510

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014		149,300	110,780

Supermedia, Inc. bank term loan FRN 11s, 2015		2,522,365	1,650,179

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)		4,264,063	2,882,506

			13,406,780
Retail (5.7%)

Bass Pro Group, LLC bank term loan FRN Ser. B, 5.007s, 2015		1,401,104	1,398,769

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017		3,456,338	3,454,609

Dollar General Corp. bank term loan FRN Ser. B1, 2.961s, 2014		2,475,717	2,470,135

General Nutrition Centers, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018		1,350,000	1,351,013

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		4,000,000	3,921,252

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		475,000	469,894

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017		1,285,000	1,288,855

Leslie's Poolmart bank term loan FRN Ser. B, 4 1/2s, 2017		1,995,000	2,002,481

Michaels Stores, Inc. bank term loan FRN Ser. B1, 2.563s, 2013		3,025,452	2,985,350

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		2,394,000	2,392,489

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		4,300,000	4,271,332

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017		2,970,000	2,967,348

Toys"R"Us, Inc. bank term loan FRN Ser. B, 6s, 2016		2,977,500	2,981,618

			31,955,145
Technology (7.3%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.755s, 2017		6,555,709	6,379,977

Ceridian Corp. bank term loan FRN 3.211s, 2014		2,480,575	2,411,196

CommScope, Inc. bank term loan FRN Ser. B, 5s, 2018		1,435,000	1,442,175

Eagle Parent, Inc. bank term loan FRN 5s, 2018		3,000,000	2,966,250

Edwards, Ltd. bank term loan FRN Ser. B, 5 1/2s, 2016 (United Kingdom)		3,192,000	3,182,689

Fidelity National Information Services, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016		1,990,000	1,997,463

First Data Corp. bank term loan FRN 4.195s, 2018		5,090,668	4,748,189

First Data Corp. bank term loan FRN Ser. B1, 2.945s, 2014		385,978	360,815

First Data Corp. bank term loan FRN Ser. B3, 2.945s, 2014		155,772	145,550

Freescale Semiconductor, Inc. bank term loan FRN 4.461s, 2016		4,303,641	4,285,484

MSCI, Inc. bank term loan FRN 3 3/4s, 2017		1,780,582	1,791,711

Springboard Finance, LLC bank term loan FRN Ser. B, 7s, 2015		2,823,192	2,835,293

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.873s, 2016		3,432,521	3,429,662

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017		1,995,000	2,004,975

Telecordia Technologies, Inc. bank term loan FRN 6 3/4s, 2016		2,537,064	2,534,951

			40,516,380
Textiles (0.6%)

Gymboree Corp. bank term loan FRN 5s, 2018		3,491,250	3,420,699

			3,420,699
Transportation (1.1%)

Delta Air Lines, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017		2,500,000	2,473,438

Swift Transportation Co., LLC bank term loan FRN 6s, 2016		3,773,416	3,792,238

			6,265,676
Utilities and power (2.5%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018		2,000,000	1,998,126

GenOn Energy, Inc. bank term loan FRN Ser. B, 6s, 2017		2,985,000	2,997,438

New Devlopment Holdings, LLC bank term loan FRN Ser. B, 4 1/2s, 2018		1,200,000	1,202,400

NRG Energy, Inc. bank term loan FRN 3.557s, 2015		1,172,615	1,169,683

NRG Energy, Inc. bank term loan FRN Ser. B, 3.469s, 2015		1,392,021	1,392,238

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.738s, 2017		6,330,362	4,994,655

			13,754,540

Total Senior loans (cost $462,627,023)			463,689,584

CORPORATE BONDS AND NOTES (13.4%)(a)
		Principal amount	Value

Basic materials (2.6%)

Exopack Holding Corp. company guaranty sr. unsec. notes 11 1/4s, 2014		$1,080,000	$1,107,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		1,000,000	1,055,947

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.761s, 2014		850,000	825,563

Huntsman International, LLC company guaranty sr. unsec. sub. notes 7 3/8s, 2015		1,000,000	1,022,500

Ineos Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		1,000,000	1,085,000

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)	EUR	800,000	1,160,748

Lyondell Chemical Co. sr. notes 11s, 2018		$1,996,963	2,249,080

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017		403,000	453,375

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014		1,000,000	1,100,000

Rhodia SA sr. unsec. notes FRN Ser. REGS, 4.077s, 2013 (France)	EUR	856,075	1,239,684

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015		$500,000	515,000

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)	EUR	690,000	993,901

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes FRN Ser. B, 4.023s, 2014		$1,000,000	962,500

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014		899,000	975,415

			14,745,713
Capital goods (1.1%)

Berry Plastics Corp. company guaranty sr. notes FRN 5.028s, 2015		4,000,000	3,960,000

Case New Holland, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2013 (Netherlands)		500,000	543,750

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.68s, 2015		740,000	728,900

Ryerson Tull, Inc. company guaranty sr. notes FRN 7.648s, 2014		1,000,000	1,013,750

			6,246,400
Communication services (2.2%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015		750,000	761,250

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015		1,167,000	1,270,571

Crown Castle International Corp. sr. unsec. notes 9s, 2015		500,000	553,750

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		1,000,000	1,120,000

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Bermuda)		520,000	604,500

iPCS, Inc. company guaranty sr. notes FRN 2.398s, 2013		1,440,000	1,395,000

Kabel BW ERST Beteiligu 144A company guaranty sr. notes FRN 5.469s, 2018 (Germany)	EUR	2,000,000	2,935,782

Level 3 Financing, Inc. 144A company guaranty FRN 4.215s, 2015		$1,000,000	960,000

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015		1,750,000	1,760,938

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013		1,000,000	1,097,500

			12,459,291
Consumer cyclicals (2.8%)

AMC Entertainment, Inc. sr. sub. notes 8s, 2014		750,000	757,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014		1,000,000	1,002,500

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		925,000	987,438

Aramark Corp. company guaranty sr. unsec. notes FRN 3.773s, 2015		1,000,000	995,000

DISH DBS Corp. company guaranty 7s, 2013		1,000,000	1,077,500

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		1,095,000	1,253,775

Ford Motor Credit Corp. sr. unsec. notes 12s, 2015		1,000,000	1,278,044

Hanesbrands, Inc. company guaranty sr. unsec. notes FRN Ser. B, 3.831s, 2014		1,045,000	1,041,081

Liberty Media, LLC sr. notes 5.7s, 2013		500,000	522,500

MGM Resorts International sr. notes 10 3/8s, 2014		750,000	866,250

MTR Gaming Group, Inc. company guaranty sr. notes 12 5/8s, 2014		1,000,000	1,055,000

Nielsen Finance LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014		652,000	767,730

Seminole Hard Rock Entertainment, Inc. 144A sr. notes FRN 2.81s, 2014		1,090,000	1,057,300

Toys "R" Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013		1,000,000	1,075,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014		1,000,000	1,100,000

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013		500,000	595,000

			15,431,618
Consumer staples (0.5%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. FRN 2.761s, 2014		1,000,000	970,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2014		1,000,000	1,146,250

Harry & David Operations Corp. company guaranty sr. unsec. notes FRN zero %, 2012 (In default)(NON)		500,000	102,500

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014		500,000	585,000

			2,803,750
Energy (1.3%)

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013		1,000,000	1,092,500

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014		350,000	387,625

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		1,000,000	1,102,500

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)		1,595,000	1,602,975

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014		1,000,000	1,135,000

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. FRN 3.93s, 2014		1,425,000	1,416,125

Whiting Petroleum Corp. company guaranty 7s, 2014		500,000	540,000

			7,276,725
Financials (1.3%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2014		1,000,000	1,011,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.454s, 2014		1,000,000	985,095

CIT Group, Inc. 144A company guaranty notes 5 1/4s, 2014		1,500,000	1,527,914

E*Trade Financial Corp. sr. notes 6 3/4s, 2016		480,000	480,000

Goldman Sachs Group LP sr. unsec. notes FRN 1.268s, 2014		2,000,000	1,984,089

Springleaf Finance Corp. sr. unsec. notes FRN Ser. MTN, 0.56s, 2011		1,000,000	985,740

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.136s, 2014		190,000	181,925

			7,156,013
Health care (0.6%)

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2013 (Ireland)		1,000,000	1,040,000

HCA, Inc. sr. unsec. notes 6 3/4s, 2013		90,000	95,063

Select Medical Holdings Corp. sr. unsec. notes FRN 6.211s, 2015		1,000,000	967,500

Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013		1,000,000	1,051,250

			3,153,813
Technology (0.4%)

NXP BV/NXP Funding, LLC company guaranty sr. notes FRN Ser. EXCH, 3.028s, 2013 (Netherlands)		2,173,000	2,162,135

			2,162,135
Utilities and power (0.6%)

AES Corp. (The) sr. unsec. unsub. notes 7 3/4s, 2014		750,000	821,250

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		1,000,000	1,025,000

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014		1,240,000	1,295,800

			3,142,050

Total Corporate bonds and notes (cost $73,072,922)			$74,577,508

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes 3 5/8s, February 15, 2020(i)		$297,000	$318,241

Total U.S. Treasury Obligations (cost $318,241)			$318,241

SHORT-TERM INVESTMENTS (5.1%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills for an effective rate of 0.14%, November 17, 2011		$131,000	$130,910

U.S. Treasury Bills for an effective rate of 0.24%, July 28, 2011		10,000	9,996

Putnam Money Market Liquidity Fund 0.07%(e)		28,563,742	28,563,742

Total Short-term investments (cost $28,704,652)			$28,704,648

TOTAL INVESTMENTS

Total investments (cost $564,722,838)(b)			$567,289,981

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $9,876,147) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Sell	6/15/11	$5,547,467	$5,748,086	$200,619
State Street Bank and Trust Co.
	Euro	Sell	6/15/11	997,133	983,887	(13,246)
UBS AG
	Canadian Dollar	Sell	6/15/11	3,082,678	3,144,174	61,496

Total						$248,869

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A.
	DJ LCDX NA Series 16 Version 1 Index	—	$(7,500)	$3,000,000	6/20/16	(250 bp)	$7,221

	Total						$7,221

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
FRN	Floating Rate Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2011 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $557,817,413.
(b)	The aggregate identified cost on a tax basis is $565,136,558, resulting in gross unrealized appreciation and depreciation of $9,562,266 and $7,408,843, respectively, or net unrealized appreciation of $2,153,423.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $11,991 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $99,758,179 and $132,928,009, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $2,327,743, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	CB Richard Ellis Services, Inc.	$1,987,500
	Frac Tech International, LLC	340,243

	Totals	$2,327,743
At the close of the reporting period, the fund maintained liquid assets totaling $3,012,865 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $8,300,000 on forward currency contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,246 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$74,577,508	$—
Senior loans	—	463,689,584	—
U.S. Treasury Obligations	—	318,241	—
Short-term investments	28,563,742	140,906	—

Totals by level	$28,563,742	$538,726,239	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$248,869	$—
Credit default contracts	—	14,721	—

Totals by level	$—	$263,590	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$14,721	$—
Foreign exchange contracts	262,115	13,246

Total	$276,836	$13,246

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2012

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (25.8%)(a)
			Shares	Value

Basic materials (1.4%)

Albany International Corp. Class A			105	$2,898

Albemarle Corp.			250	17,710

Andersons, Inc. (The)			185	8,016

BASF SE (Germany)			93	8,587

Boise, Inc.			295	2,490

Century Aluminum Co.(NON)			76	1,227

Coeur d'Alene Mines Corp.(NON)			73	2,013

Cytec Industries, Inc.			173	9,721

Domtar Corp. (Canada)			45	4,612

Ferro Corp.(NON)			390	5,109

Fletcher Building, Ltd. (New Zealand)			1,094	8,045

Freeport-McMoRan Copper & Gold, Inc. Class B			700	36,148

Georgia Gulf Corp.(NON)			81	2,296

Gibraltar Industries, Inc.(NON)			115	1,502

Horsehead Holding Corp.(NON)			115	1,534

Innophos Holdings, Inc.			85	3,816

International Flavors & Fragrances, Inc.			222	14,221

KapStone Paper and Packaging Corp.(NON)			255	4,195

Koppers Holdings, Inc.			139	5,578

Kronos Worldwide, Inc.			100	3,014

Layne Christensen Co.(NON)			117	3,460

Lubrizol Corp. (The)			147	19,772

MeadWestvaco Corp.			464	15,785

Minerals Technologies, Inc.			88	5,984

Molycorp, Inc.(NON)			25	1,661

Monsanto Co.			248	17,618

Neenah Paper, Inc.			52	1,206

NewMarket Corp.			15	2,613

Nippon Paper Group, Inc. (Japan)			700	14,849

Nitto Denko Corp. (Japan)			300	15,726

Noranda Aluminum Holding Corp.(NON)			82	1,215

OM Group, Inc.(NON)			171	6,375

PolyOne Corp.			212	3,229

PPG Industries, Inc.			271	24,038

Quaker Chemical Corp.			36	1,568

Rare Element Resources, Ltd. (Canada)(NON)			141	1,739

Rayonier, Inc.(R)			391	25,958

Rio Tinto PLC (United Kingdom)			45	3,149

Rock-Tenn Co. Class A			39	2,996

Stepan Co.			17	1,141

Stillwater Mining Co.(NON)			242	4,901

Syngenta AG (Switzerland)(NON)			16	5,524

TPC Group, Inc.(NON)			48	1,746

voestalpine AG (Austria)			323	16,182

W.R. Grace & Co.(NON)			280	13,101

Yara International ASA (Norway)			40	2,410

				356,678
Capital goods (1.3%)

Alamo Group, Inc.			116	2,958

Altra Holdings, Inc.(NON)			189	4,980

American Axle & Manufacturing Holdings, Inc.(NON)			248	2,867

American Science & Engineering, Inc.			17	1,471

Applied Industrial Technologies, Inc.			153	5,450

Autoliv, Inc. (Sweden)			131	10,084

AZZ, Inc.			47	2,074

Bekaert NV (Belgium)			139	14,750

Chart Industries, Inc.(NON)			52	2,526

Douglas Dynamics, Inc.			109	1,688

Dover Corp.			457	30,724

DXP Enterprises, Inc.(NON)			91	2,357

EMCOR Group, Inc.(NON)			122	3,705

Emerson Electric Co.			591	32,239

EnPro Industries, Inc.(NON)			46	2,097

Exide Technologies(NON)			424	4,181

Franklin Electric Co., Inc.			64	2,848

Generac Holdings, Inc.(NON)			104	1,915

John Bean Technologies Corp.			132	2,592

Lindsay Corp.			15	1,006

Lockheed Martin Corp.			334	26,019

LSB Industries, Inc.(NON)			87	4,119

Meritor, Inc.(NON)			139	2,295

Metso Corp. OYJ (Finland)			123	7,097

Mitsubishi Electric Corp. (Japan)			1,000	11,290

NACCO Industries, Inc. Class A			12	1,174

Nalco Holding Co.			396	11,302

Parker Hannifin Corp.			349	31,009

Polypore International, Inc.(NON)			82	5,375

Powell Industries, Inc.(NON)			57	1,958

Power-One, Inc.(NON)			145	1,217

Raytheon Co.			521	26,248

Regal-Beloit Corp.			222	15,318

SembCorp Industries, Ltd. (Singapore)			2,000	8,206

Singapore Technologies Engineering, Ltd. (Singapore)			1,000	2,406

Smith (A.O.) Corp.			126	5,225

Societe BIC SA (France)			133	12,575

Standex International Corp.			51	1,694

Timken Co.			50	2,581

TriMas Corp.(NON)			222	4,529

United Technologies Corp.			70	6,144

Valmont Industries, Inc.			72	7,216

				327,509
Communication services (1.1%)

ADTRAN, Inc.			158	6,772

Allot Communications, Ltd. (Israel)(NON)			62	960

American Tower Corp. Class A(NON)			276	15,312

Aruba Networks, Inc.(NON)			46	1,307

AT&T, Inc.			880	27,773

Atlantic Tele-Network, Inc.			34	1,300

Brightpoint, Inc.(NON)			207	1,871

Cincinnati Bell, Inc.(NON)			690	2,194

DIRECTV Class A(NON)			651	32,719

EchoStar Corp. Class A(NON)			411	13,847

Finisar Corp.(NON)			69	1,657

France Telecom SA (France)			679	15,552

HSN, Inc.(NON)			51	1,796

IAC/InterActiveCorp.(NON)			701	25,783

InterDigital, Inc.			18	774

Iridium Communications, Inc.(NON)			707	6,306

Loral Space & Communications, Inc.(NON)			47	3,126

MetroPCS Communications, Inc.(NON)			269	4,815

NeuStar, Inc. Class A(NON)			119	3,184

Newport Corp.(NON)			69	1,255

NII Holdings, Inc.(NON)			613	26,764

NTELOS Holdings Corp.			137	2,856

Partner Communications Co., Ltd. (Israel)			383	6,513

Telecom Corp. of New Zealand, Ltd. (New Zealand)			8,278	16,402

Telstra Corp., Ltd. (Australia)			5,135	16,557

USA Mobility, Inc.			128	2,081

Verizon Communications, Inc.			1,138	42,026

				281,502
Conglomerates (0.5%)

3M Co.			46	4,341

General Electric Co.			1,998	39,241

Honeywell International, Inc.			668	39,779

SPX Corp.			246	20,396

Vivendi (France)			635	17,794

				121,551
Consumer cyclicals (2.7%)

Advance Auto Parts, Inc.			223	13,848

Aeropostale, Inc.(NON)			71	1,342

Alliance Data Systems Corp.(NON)			33	3,100

AMERCO(NON)			9	813

ANN, Inc.(NON)			129	3,631

Ascena Retail Group, Inc.(NON)			91	3,045

Bridgestone Corp. (Japan)			200	4,548

Cash America International, Inc.			44	2,291

Childrens Place Retail Stores, Inc. (The)(NON)			32	1,608

Coach, Inc.			309	19,671

Cooper Tire & Rubber			39	942

Deckers Outdoor Corp.(NON)			72	6,559

Deluxe Corp.			154	3,964

DSW, Inc. Class A(NON)			142	7,121

Dun & Bradstreet Corp. (The)			223	17,887

Expedia, Inc.			520	14,565

EZCORP, Inc. Class A(NON)			199	6,525

Finish Line, Inc. (The) Class A			214	4,935

Foot Locker, Inc.			663	16,535

GameStop Corp. Class A(NON)			511	14,298

Genesco, Inc.(NON)			83	3,734

Gordmans Stores, Inc.(NON)			71	1,235

Great Lakes Dredge & Dock Corp.			333	2,021

Helen of Troy, Ltd. (Bermuda)(NON)			32	1,036

Host Marriott Corp.(R)			1,761	30,958

Iconix Brand Group, Inc.(NON)			100	2,470

Interpublic Group of Companies, Inc. (The)			1,334	15,915

Jos. A. Bank Clothiers, Inc.(NON)			90	5,139

Kenneth Cole Productions, Inc. Class A(NON)			75	937

Kimberly-Clark Corp.			433	29,574

Kingfisher PLC (United Kingdom)			2,109	9,995

Kirkland's, Inc.(NON)			77	1,006

Knology, Inc.(NON)			156	2,435

La-Z-Boy, Inc.(NON)			262	2,900

Limited Brands, Inc.			581	23,217

Maidenform Brands, Inc.(NON)			107	3,224

Mediaset SpA (Italy)			997	5,219

Medifast, Inc.(NON)			85	2,271

Men's Wearhouse, Inc. (The)			152	5,233

Moody's Corp.			583	23,268

News Corp. Class A			1,908	34,993

Next PLC (United Kingdom)			212	7,931

Nu Skin Enterprises, Inc. Class A			90	3,518

OfficeMax, Inc.(NON)			86	719

Omnicom Group, Inc.			523	24,461

Perry Ellis International, Inc.(NON)			137	4,275

Peugeot SA (France)(NON)			233	9,910

Phillips-Van Heusen Corp.			27	1,781

R. R. Donnelley & Sons Co.			955	20,380

Rent-A-Center, Inc.			114	3,700

Select Comfort Corp.(NON)			150	2,451

Signet Jewelers, Ltd. (Bermuda)(NON)			35	1,610

Sinclair Broadcast Group, Inc. Class A			147	1,414

Sonic Automotive, Inc. Class A			566	7,398

Sony Corp. (Japan)			300	8,029

Sotheby's Holdings, Inc. Class A			56	2,383

Stage Stores, Inc.			136	2,453

Steven Madden, Ltd.(NON)			124	6,912

Swire Pacific, Ltd. (Hong Kong)			1,000	15,413

Thomas Cook Group PLC (United Kingdom)			3,090	7,674

Time Warner, Inc.			828	30,164

TJX Cos., Inc. (The)			492	26,086

TNS, Inc.(NON)			170	2,793

Toro Co. (The)			28	1,789

Tractor Supply Co.			26	1,642

Trump Entertainment Resorts, Inc.(F)			6	30

TRW Automotive Holdings Corp.(NON)			170	9,668

UniFirst Corp.			35	1,877

ValueClick, Inc.(NON)			56	1,011

VF Corp.			87	8,671

Volkswagen AG (Preference) (Germany)			86	15,292

Volvo AB Class B (Sweden)			124	2,244

Wal-Mart Stores, Inc.			940	51,907

Walt Disney Co. (The)			159	6,619

Warnaco Group, Inc. (The)(NON)			80	4,412

Wheelock and Co., Ltd. (Hong Kong)			1,000	4,197

Whirlpool Corp.			175	14,665

Williams-Sonoma, Inc.			352	13,781

World Fuel Services Corp.			53	1,939

Zale Corp.(NON)			290	1,815

				687,022
Consumer staples (1.8%)

ACCO Brands Corp.(NON)			224	1,859

AFC Enterprises(NON)			446	7,395

Avis Budget Group, Inc.(NON)			131	2,304

Biglari Holdings, Inc.(NON)			6	2,391

Career Education Corp.(NON)			152	3,268

CEC Entertainment, Inc.			109	4,435

Coca-Cola Co. (The)			345	23,049

Core-Mark Holding Co., Inc.(NON)			51	1,823

Costco Wholesale Corp.			484	39,920

DineEquity, Inc.(NON)			40	2,150

Domino's Pizza, Inc.(NON)			204	5,084

Dr. Pepper Snapple Group, Inc.			628	25,874

Elizabeth Arden, Inc.(NON)			171	5,255

Energizer Holdings, Inc.(NON)			134	10,325

Estee Lauder Cos., Inc. (The) Class A			160	16,402

Genuine Parts Co.			340	18,632

Heineken NV (Netherlands)			152	9,146

Hershey Co. (The)			460	25,636

ITT Educational Services, Inc.(NON)			24	1,651

Kao Corp. (Japan)			400	10,284

Lifetime Brands, Inc.			54	619

Lincoln Educational Services Corp.			140	2,048

Lorillard, Inc.			125	14,410

McDonald's Corp.			125	10,193

Metro AG (Germany)			105	7,009

National Presto Industries, Inc.			14	1,468

Nestle SA (Switzerland)			452	29,021

On Assignment, Inc.(NON)			131	1,463

OpenTable, Inc.(NON)			15	1,325

Papa John's International, Inc.(NON)			46	1,524

PepsiCo, Inc.			242	17,211

Philip Morris International, Inc.			261	18,727

Prestige Brands Holdings, Inc.(NON)			193	2,492

Procter & Gamble Co. (The)			559	37,453

Reckitt Benckiser Group PLC (United Kingdom)			161	9,141

Revlon, Inc. Class A(NON)			106	1,868

Ruth's Hospitality Group, Inc.(NON)			102	546

Safeway, Inc.			1,109	27,392

Sally Beauty Holdings, Inc.(NON)			201	3,369

Shutterfly, Inc.(NON)			26	1,576

Spartan Stores, Inc.			90	1,679

Suedzucker AG (Germany)			147	4,632

Tesco PLC (United Kingdom)			1,593	11,006

USANA Health Sciences, Inc.(NON)			24	705

W.W. Grainger, Inc.			185	27,948

Woolworths, Ltd. (Australia)			161	4,717

				456,425
Energy (2.4%)

Atwood Oceanics, Inc.(NON)			92	3,987

BP PLC (United Kingdom)			1,671	12,893

Caltex Australia, Ltd. (Australia)			322	4,860

Cameron International Corp.(NON)			588	28,024

Chevron Corp.			370	38,817

Cimarex Energy Co.			318	30,506

Cloud Peak Energy, Inc.(NON)			60	1,274

Complete Production Services, Inc.(NON)			135	4,481

ConocoPhillips			177	12,960

Contango Oil & Gas Co.(NON)			39	2,416

Energy Partners, Ltd.(NON)			266	4,267

Exxon Mobil Corp.			1,314	109,680

GT Solar International, Inc.(NON)			360	4,594

Halliburton Co.			917	45,988

Helix Energy Solutions Group, Inc.(NON)			305	5,344

James River Coal Co.(NON)			101	2,214

JX Holdings, Inc. (Japan)			2,500	16,559

Marathon Oil Corp.			505	27,356

Murphy Oil Corp.			400	27,556

Occidental Petroleum Corp.			55	5,932

Oceaneering International, Inc.(NON)			326	26,569

Oil States International, Inc.(NON)			39	3,083

Peabody Energy Corp.			520	31,907

Petrofac, Ltd. (United Kingdom)			296	7,839

Petroleum Development Corp.(NON)			83	3,017

Petroquest Energy, Inc.(NON)			99	791

Rosetta Resources, Inc.(NON)			129	6,340

Royal Dutch Shell PLC Class A (United Kingdom)			269	9,716

Schlumberger, Ltd.			105	9,001

Stallion Oilfield Holdings, Ltd.			28	1,169

Stone Energy Corp.(NON)			234	7,549

Sunoco, Inc.			562	22,755

Swift Energy Co.(NON)			81	3,178

TETRA Technologies, Inc.(NON)			146	1,991

Tidewater, Inc.			68	3,716

Unit Corp.(NON)			48	2,764

Vaalco Energy, Inc.(NON)			255	1,811

Valero Energy Corp.			1,331	36,603

W&T Offshore, Inc.			136	3,522

Walter Energy, Inc.			156	19,430

				592,459
Financials (7.4%)

Acadia Realty Trust(R)			541	11,172

Affiliated Managers Group(NON)			306	32,353

Aflac, Inc.			271	12,951

Agree Realty Corp.(R)			89	2,025

Alexander's, Inc.			26	10,198

Alexandria Real Estate Equities, Inc.(R)			180	14,857

Allied World Assurance Company Holdings, Ltd.			338	20,490

AMB Property Corp.(R)			491	18,162

American Capital Agency Corp.(R)			66	2,004

American Equity Investment Life Holding Co.			280	3,637

American Express Co.			738	38,081

American Financial Group, Inc.			486	17,282

American Safety Insurance Holdings, Ltd.(NON)			142	2,631

Annaly Capital Management, Inc.(R)			1,169	21,194

Anworth Mortgage Asset Corp.(R)			227	1,646

Arch Capital Group, Ltd.(NON)			549	18,518

Ashford Hospitality Trust, Inc.(R)			1,348	19,236

Aspen Insurance Holdings, Ltd.			84	2,256

Assurant, Inc.			405	14,981

Assured Guaranty, Ltd. (Bermuda)			145	2,468

AvalonBay Communities, Inc.(R)			216	28,743

Aviva PLC (United Kingdom)			2,370	17,075

Baloise Holding AG Class R (Switzerland)			62	6,540

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			415	4,859

Banco Latinoamericano de Exportaciones SA Class E (Panama)			197	3,558

Banco Santander Central Hispano SA (Spain)			1,896	22,589

Bank of America Corp.			1,511	17,754

Bank of Marin Bancorp.			36	1,315

Bank of the Ozarks, Inc.			98	4,764

Barclays PLC (United Kingdom)			1,717	7,847

Berkshire Hathaway, Inc. Class B(NON)			264	20,874

BioMed Realty Trust, Inc.(R)			547	11,208

Boston Properties, Inc.(R)			373	40,415

Brandywine Realty Trust(R)			818	10,438

BRE Properties(R)			314	16,020

Broadridge Financial Solutions, Inc.			775	17,732

Calamos Asset Management, Inc. Class A			115	1,724

Camden Property Trust(R)			195	12,535

Cardtronics, Inc.(NON)			140	3,100

CBL & Associates Properties, Inc.(R)			1,241	23,877

Citigroup, Inc.(NON)			209	8,600

CNO Financial Group, Inc.(NON)			379	2,933

Colonial Properties Trust (Canada)(R)			605	12,766

CommonWealth REIT(R)			521	13,598

Community Bank System, Inc.			82	2,057

Delek Group, Ltd. (Israel)			10	2,426

Developers Diversified Realty Corp.(R)			849	12,302

Digital Realty Trust, Inc.(R)			204	12,723

Dollar Financial Corp.(NON)			196	4,451

Douglas Emmett, Inc.(R)			617	12,988

Duke Realty Investments, Inc.(R)			788	11,852

DuPont Fabros Technology, Inc.(R)			429	11,214

E*Trade Financial Corp.(NON)			254	4,016

Encore Capital Group, Inc.(NON)			66	2,184

Endurance Specialty Holdings, Ltd. (Bermuda)			316	12,833

Entertainment Properties Trust(R)			232	11,271

Equity Lifestyle Properties, Inc.(R)			189	11,104

Equity Residential Trust(R)			1,001	61,892

Essex Property Trust, Inc.(R)			94	12,935

Evercore Partners, Inc. Class A			46	1,702

Extra Space Storage, Inc.(R)			682	14,840

Federal Realty Investment Trust(R)			234	20,498

Financial Institutions, Inc.			113	1,845

First Financial Bancorp			125	2,000

First Industrial Realty Trust(NON)(R)			153	1,925

Flagstone Reinsurance Holdings SA (Luxembourg)			205	1,792

Flushing Financial Corp.			191	2,563

General Growth Properties			1,261	20,781

Glimcher Realty Trust(R)			329	3,369

Goldman Sachs Group, Inc. (The)			50	7,037

Hang Lung Group, Ltd. (Hong Kong)			1,000	6,504

HCP, Inc.(R)			1,277	48,449

Health Care REIT, Inc.(R)			291	15,478

Hersha Hospitality Trust(R)			1,652	9,945

Highwoods Properties, Inc.(R)			344	12,412

Home Bancshares, Inc.			83	1,990

Home Properties of NY, Inc.(R)			199	12,318

Hospitality Properties Trust(R)			663	16,363

Hudson City Bancorp, Inc.			2,622	23,939

International Bancshares Corp.			143	2,441

Intesa Sanpaolo SpA (Italy)			4,989	12,989

Invesco Mortgage Capital, Inc.(R)			88	2,004

JPMorgan Chase & Co.			1,021	44,148

Kimco Realty Corp.(R)			1,376	26,846

Kinnevik Investment AB Class B (Sweden)			563	13,791

KKR & Co. LP			226	3,885

Lexington Realty Trust(R)			1,641	15,491

Liberty Property Trust(R)			1,201	43,308

Lloyds Banking Group PLC (United Kingdom)(NON)			12,812	10,989

LTC Properties, Inc.(R)			120	3,542

Macerich Co. (The)(R)			456	24,793

Mack-Cali Realty Corp.(R)			371	13,119

Maiden Holdings, Ltd. (Bermuda)			190	1,786

Man Group PLC (United Kingdom)			3,976	16,843

Medical Properties Trust, Inc.(R)			1,138	14,066

Merchants Bancshares, Inc.			51	1,291

Mid-America Apartment Communities, Inc.(R)			238	16,315

Mission West Properties(R)			160	1,320

Nasdaq OMX Group, Inc. (The)(NON)			1,023	26,107

National Australia Bank, Ltd. (Australia)			681	19,268

National Health Investors, Inc.(R)			357	16,822

National Retail Properties, Inc.(R)			409	10,544

Nationwide Health Properties, Inc.(R)			516	22,601

Nelnet, Inc. Class A			103	2,265

Newcastle Investment Corp.(NON)(R)			217	1,189

Omega Healthcare Investors, Inc.(R)			90	1,916

Orrstown Financial Services, Inc.			47	1,228

Park National Corp.			17	1,146

Piedmont Office Realty Trust, Inc. Class A(R)			524	10,773

PNC Financial Services Group, Inc.			468	29,213

Popular, Inc. (Puerto Rico)(NON)			437	1,267

Portfolio Recovery Associates, Inc.(NON)			22	1,906

Post Properties, Inc.(R)			299	12,588

ProLogis(R)			1,597	26,446

Protective Life Corp.			88	2,124

PS Business Parks, Inc.(R)			59	3,392

Public Storage(R)			399	47,218

Realty Income Corp.(R)			306	10,753

Regency Centers Corp.(R)			238	11,022

RenaissanceRe Holdings, Ltd.			253	18,206

Republic Bancorp, Inc. Class A			41	839

Saul Centers, Inc.(R)			42	1,677

SeaCube Container Leasing, Ltd.			146	2,621

Senior Housing Properties Trust(R)			503	12,147

Simon Property Group, Inc.(R)			941	111,094

SL Green Realty Corp.(R)			342	30,783

Southside Bancshares, Inc.			100	2,016

Sovran Self Storage, Inc.(R)			286	12,001

St. Joe Co. (The)(NON)			39	847

Starwood Property Trust, Inc.(R)			67	1,457

Sumitomo Mitsui Financial Group, Inc. (Japan)			600	17,391

Symetra Financial Corp.			190	2,550

U.S. Bancorp			655	16,768

UDR, Inc.(R)			477	12,431

Universal Health Realty Income Trust(R)			29	1,256

Universal Insurance Holdings, Inc.			254	1,369

Urstadt Biddle Properties, Inc. Class A(R)			90	1,724

Virginia Commerce Bancorp, Inc.(NON)			279	1,624

Vornado Realty Trust(R)			513	50,469

Weingarten Realty Investors(R)			441	11,739

Wells Fargo & Co.			689	19,547

Westpac Banking Corp. (Australia)			204	4,826

World Acceptance Corp.(NON)			35	2,334

				1,855,475
Health care (2.8%)

Abbott Laboratories			172	8,987

Acorda Therapeutics, Inc.(NON)			40	1,314

Aetna, Inc.			569	24,854

Air Methods Corp.(NON)			26	1,587

Akorn, Inc.(NON)			122	831

Allergan, Inc.			364	30,114

Amedisys, Inc.(NON)			58	1,815

AmerisourceBergen Corp.			449	18,508

AMN Healthcare Services, Inc.(NON)			222	1,920

AmSurg Corp.(NON)			45	1,166

Amylin Pharmaceuticals, Inc.(NON)			62	861

AstraZeneca PLC (United Kingdom)			383	20,040

Auxilium Pharmaceuticals, Inc.(NON)			71	1,590

BioMarin Pharmaceuticals, Inc.(NON)			58	1,637

Bruker Corp.(NON)			87	1,716

Cardinal Health, Inc.			486	22,074

Continucare Corp.(NON)			300	1,413

Cooper Companies, Inc. (The)			49	3,671

Cubist Pharmaceuticals, Inc.(NON)			96	3,699

Dendreon Corp.(NON)			94	3,985

Elan Corp. PLC ADR (Ireland)(NON)			720	6,890

Eli Lilly & Co.			589	22,665

Endo Pharmaceuticals Holdings, Inc.(NON)			236	9,825

Forest Laboratories, Inc.(NON)			730	26,295

Fresenius SE (Germany)			152	15,994

Gentiva Health Services, Inc.(NON)			53	1,297

Gilead Sciences, Inc.(NON)			782	32,641

Health Management Associates, Inc. Class A(NON)			396	4,514

Health Net, Inc.(NON)			277	8,889

HealthSouth Corp.(NON)			46	1,291

HealthSpring, Inc.(NON)			121	5,306

Healthways, Inc.(NON)			109	1,767

Hi-Tech Pharmacal Co., Inc.(NON)			98	2,750

Human Genome Sciences, Inc.(NON)			104	2,846

Humana, Inc.(NON)			260	20,938

Impax Laboratories, Inc.(NON)			255	6,847

Ironwood Pharmaceuticals, Inc.(NON)			56	847

ISTA Pharmaceuticals, Inc.(NON)			158	1,468

Johnson & Johnson			522	35,125

Kensey Nash Corp.(NON)			78	2,052

Kindred Healthcare, Inc.(NON)			43	1,055

Kinetic Concepts, Inc.(NON)			84	4,985

Laboratory Corp. of America Holdings(NON)			164	16,536

Lincare Holdings, Inc.			139	4,214

Magellan Health Services, Inc.(NON)			110	5,823

Medco Health Solutions, Inc.(NON)			438	26,219

Medicines Co. (The)(NON)			91	1,739

Medicis Pharmaceutical Corp. Class A			158	5,920

Merck & Co., Inc.			1,039	38,183

Momenta Pharmaceuticals, Inc.(NON)			52	1,041

Novartis AG (Switzerland)			143	9,244

Obagi Medical Products, Inc.(NON)			236	2,358

OraSure Technologies, Inc.(NON)			632	5,448

Orion Oyj Class B (Finland)			237	6,160

Pain Therapeutics, Inc.(NON)			89	886

Par Pharmaceutical Cos., Inc.(NON)			229	7,868

Perrigo Co.			297	25,411

Pfizer, Inc.			1,391	29,837

PharMerica Corp.(NON)			64	790

Providence Service Corp. (The)(NON)			82	1,115

Questcor Pharmaceuticals, Inc.(NON)			189	4,360

Salix Pharmaceuticals, Ltd.(NON)			43	1,721

Sanofi (France)			100	7,929

Sciclone Pharmaceuticals, Inc.(NON)			439	2,559

Select Medical Holdings Corp.(NON)			285	2,708

Sequenom, Inc.(NON)			230	1,824

Sirona Dental Systems, Inc.(NON)			34	1,838

STAAR Surgical Co.(NON)			198	1,172

Steris Corp.			101	3,645

Takeda Pharmaceutical Co., Ltd. (Japan)			400	19,016

Thoratec Corp.(NON)			49	1,704

United Therapeutics Corp.(NON)			31	2,002

UnitedHealth Group, Inc.			767	37,545

Ventas, Inc.(R)			393	22,165

Viropharma, Inc.(NON)			180	3,483

Warner Chilcott PLC Class A (Ireland)			263	6,341

Waters Corp.(NON)			304	29,962

Watson Pharmaceuticals, Inc.(NON)			87	5,598

WellCare Health Plans, Inc.(NON)			63	3,103

West Pharmaceutical Services, Inc.			31	1,441

WuXi PharmaTech (Cayman), Inc. ADR (China)(NON)			101	1,843

				718,820
Technology (3.3%)

Accenture PLC Class A			719	41,263

Acme Packet, Inc.(NON)			8	606

Actuate Corp.(NON)			177	963

Amdocs, Ltd. (United Kingdom)(NON)			836	25,448

Amkor Technologies, Inc.(NON)			165	1,054

Analog Devices, Inc.			325	13,380

Anixter International, Inc.			88	5,957

Apple, Inc.(NON)			221	76,870

Applied Materials, Inc.			2,343	32,287

Black Box Corp.			80	2,637

Brocade Communications Systems, Inc.(NON)			395	2,635

CA, Inc.			500	11,700

Cavium Networks, Inc.(NON)			76	3,380

Ceragon Networks, Ltd. (Israel)(NON)			97	1,072

Cirrus Logic, Inc.(NON)			120	1,974

Cisco Systems, Inc.			1,050	17,640

Coherent, Inc.(NON)			32	1,795

Convergys Corp.(NON)			191	2,441

CSG Systems International, Inc.(NON)			241	4,601

DDi Corp.			105	958

Dell, Inc.(NON)			1,386	22,287

EnerSys(NON)			118	4,224

Entegris, Inc.(NON)			378	3,470

F5 Networks, Inc.(NON)			26	2,953

Fair Isaac Corp.			78	2,282

Fairchild Semiconductor Intl., Inc.(NON)			394	7,108

Fortinet, Inc.(NON)			35	1,697

Fujitsu, Ltd. (Japan)			1,000	5,271

Global Payments, Inc.			416	21,615

Google, Inc. Class A(NON)			43	22,748

Harris Corp.			532	26,302

Hewlett-Packard Co.			1,200	44,856

Hitachi, Ltd. (Japan)			3,000	17,216

IBM Corp.			269	45,442

Informatica Corp.(NON)			93	5,455

Infospace, Inc.(NON)			106	986

Integrated Silicon Solutions, Inc.(NON)			68	628

Intel Corp.			927	20,867

Ixia(NON)			169	2,660

KEMET Corp.(NON)			157	2,311

L-3 Communications Holdings, Inc.			298	24,332

Lexmark International, Inc. Class A(NON)			49	1,459

LivePerson, Inc.(NON)			115	1,364

LTX-Credence Corp.(NON)			346	3,287

Magma Design Automation, Inc.(NON)			426	2,973

Microsoft Corp.			2,772	69,328

MicroStrategy, Inc.(NON)			41	5,994

Monotype Imaging Holdings, Inc.(NON)			177	2,522

Nokia OYJ (Finland)			1,062	7,413

Nova Measuring Instruments, Ltd. (Israel)(NON)			254	2,604

ON Semiconductor Corp.(NON)			997	11,186

Oplink Communications, Inc.(NON)			83	1,534

Oracle Corp.			535	18,308

Plantronics, Inc.			46	1,683

Polycom, Inc.(NON)			153	8,784

Powerwave Technologies, Inc.(NON)			484	1,830

Progress Software Corp.(NON)			68	1,841

QLogic Corp.(NON)			1,046	16,924

Qualcomm, Inc.			149	8,730

Rubicon Technology, Inc.(NON)			61	1,399

SanDisk Corp.(NON)			469	22,287

Seagate Technology(NON)			1,407	23,638

STEC, Inc.(NON)			73	1,307

Synchronoss Technologies, Inc.(NON)			134	4,301

Tech Data Corp.(NON)			173	8,195

TeleCommunication Systems, Inc. Class A(NON)			409	2,041

Teradata Corp.(NON)			386	21,535

Teradyne, Inc.(NON)			1,221	19,548

TIBCO Software, Inc.(NON)			218	6,124

TTM Technologies, Inc.(NON)			388	6,425

Unisys Corp.(NON)			130	3,634

Veeco Instruments, Inc.(NON)			38	2,188

VeriFone Systems, Inc.(NON)			61	2,936

				826,693
Transportation (0.3%)

Alaska Air Group, Inc.(NON)			78	5,268

Alexander & Baldwin, Inc.			101	4,946

CAI International, Inc.(NON)			317	7,405

ComfortDelgro Corp., Ltd. (Singapore)			4,000	4,767

Firstgroup PLC (United Kingdom)			399	2,220

Genesee & Wyoming, Inc. Class A(NON)			56	3,324

HUB Group, Inc. Class A(NON)			46	1,755

Quality Distribution, Inc.(NON)			96	1,153

TAL International Group, Inc.			102	3,440

United Continental Holdings, Inc.(NON)			824	19,900

US Airways Group, Inc.(NON)(S)			668	6,079

Wabtec Corp.			100	6,759

Yangzijiang Shipbuilding Holdings, Ltd. (China)			5,000	6,487

				73,503
Utilities and power (0.8%)

AES Corp. (The)(NON)			1,200	15,552

Alliant Energy Corp.			508	20,894

American Electric Power Co., Inc.			198	7,564

DPL, Inc.			634	19,128

El Paso Corp.			1,871	39,385

Enel SpA (Italy)			1,500	10,305

Energias de Portugal (EDP) SA (Portugal)			4,294	15,977

Exelon Corp.			627	26,240

Public Power Corp. SA (Greece)			364	4,829

Red Electrica Corp. SA (Spain)			256	15,491

TECO Energy, Inc.			1,027	19,718

Westar Energy, Inc.			639	17,374

				212,457

Total Common stocks (cost $4,899,672)				$6,510,094

CORPORATE BONDS AND NOTES (14.0%)(a)
			Principal amount	Value

Basic materials (0.9%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			$5,000	$5,479

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)			10,000	10,422

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			5,000	5,113

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			5,000	5,744

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			20,000	26,044

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017			23,000	25,185

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			10,000	10,396

Hanson PLC company guaranty 6 1/8s, 2016 (United Kingdom)			55,000	57,956

International Paper Co. sr. unsec. notes 9 3/8s, 2019			11,000	14,464

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039			5,000	5,805

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			5,000	5,063

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			15,000	—

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)			15,000	14,720

Sealed Air Corp. sr. notes 7 7/8s, 2017			10,000	11,269

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			5,000	5,313

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)			8,000	10,190

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			9,000	10,800

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)			1,000	1,221

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			5,000	5,582

				230,766
Capital goods (0.2%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			25,000	25,688

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			10,000	12,905

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041			5,000	5,046

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018			5,000	5,070

Ryerson, Inc. company guaranty sr. notes 12s, 2015			5,000	5,388

				54,097
Communication services (1.9%)

American Tower Corp. sr. unsec. notes 7 1/4s, 2019			5,000	5,744

American Tower Corp. sr. unsec. notes 7s, 2017			5,000	5,750

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			25,000	27,868

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			43,854	52,186

CenturyLink, Inc. sr. unsec. debs. bonds Ser. G, 6 7/8s, 2028			5,000	4,936

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039			5,000	5,113

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			5,000	5,469

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017			10,000	12,793

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			15,000	17,272

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,068

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			5,000	5,600

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015			5,000	5,438

Intelsat Jackson Holding Co. company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			20,000	21,200

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			5,156	5,588

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			15,000	16,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			26,000	26,780

NBC Universal, Inc. 144A notes 6.4s, 2040			5,000	5,451

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			15,000	17,213

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			100,000	101,375

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			5,000	5,944

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017			10,000	10,647

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	38,800

Telefonica Emisones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			10,000	10,390

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			10,000	11,660

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018			5,000	5,813

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			5,000	5,494

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			7,000	8,652

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			13,000	17,004

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			5,000	5,488

				466,936
Consumer cyclicals (1.8%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			5,000	5,356

Affinion Group Holdings, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			4,000	4,050

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			6,000	6,240

American Media, Inc. 144A notes 13 1/2s, 2018			320	347

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			5,000	5,088

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			52,000	48,100

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030			5,000	6,058

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			10,000	10,075

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			5,000	5,124

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			20,000	21,850

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			5,000	5,369

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			10,000	10,741

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			5,000	5,050

Echostar DBS Corp. sr. notes 6 3/8s, 2011			35,000	35,481

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018			45,000	50,513

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016			3,000	3,398

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			10,000	10,325

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			6,000	5,955

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			30,000	31,950

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			20,000	20,400

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			5,000	5,213

Liberty Media, LLC. debs. 8 1/4s, 2030			5,000	4,869

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			5,000	5,194

Mashantucket Western Pequot Tribe 144A bonds 8 1/2s, 2015 (In default)(NON)			20,000	1,650

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			5,000	5,406

News America, Inc. company guaranty sr. unsec. notes 6.9s, 2019			25,000	29,706

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020			5,000	5,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			5,000	5,150

QVC Inc. 144A sr. notes 7 1/8s, 2017			5,000	5,350

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018			3,000	2,760

Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016 (In default)(NON)			15,000	2

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			10,000	12,192

Travelport LLC company guaranty 9 7/8s, 2014			35,000	32,463

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)			4,537	227

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			15,000	17,850

Yankee Acquisition Corp. company guaranty sr. notes Ser. B, 8 1/2s, 2015			25,000	26,031

				450,533
Consumer staples (1.3%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			10,000	13,210

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			10,000	14,124

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			10,000	12,766

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015 (In default)(NON)(PIK)			13,404	13,370

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			10,000	10,938

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037			10,000	9,900

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			10,000	11,371

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			5,000	5,449

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			4,000	4,100

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			20,000	22,565

McDonald's Corp. sr. unsec. notes 5.7s, 2039			40,000	43,913

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			5,000	5,238

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			5,000	5,025

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			20,000	18,350

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			25,000	26,813

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			10,000	12,038

Universal Corp. notes Ser. MTNC, 5.2s, 2013			100,000	104,205

				333,375
Energy (1.1%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019(FWC)			2,000	2,018

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			15,000	17,789

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)			5,000	5,174

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			5,000	5,225

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017			15,000	16,200

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. notes 5 7/8s, 2021			3,000	3,015

Compton Petroleum Finance Corp. company guaranty sr. unsec. notes 10s, 2017 (Canada)			6,043	4,532

Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s, 2015 (Canada)			15,000	16,369

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			40,000	42,400

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			5,000	5,025

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			5,000	5,959

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			5,000	5,100

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			5,000	5,281

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada)			5,000	2,488

Peabody Energy Corp. company guaranty 7 3/8s, 2016			35,000	39,550

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			5,000	5,381

Plains Exploration & Production Co. company guaranty 7s, 2017			25,000	25,688

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			10,000	12,819

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			5,000	5,003

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Switzerland)			20,000	28,964

Williams Cos., Inc. (The) notes 8 3/4s, 2032			11,000	15,178

Williams Cos., Inc. (The) notes 7 3/4s, 2031			4,000	5,053

				274,211
Financials (2.9%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			5,000	5,486

Aflac, Inc. sr. unsec. notes 6.45s, 2040			5,000	5,142

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			3,000	3,071

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			3,000	3,135

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			6,000	6,210

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.511s, 2014			1,000	985

American Express Co. sr. unsec. notes 8 1/8s, 2019			45,000	58,037

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			5,000	5,309

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			5,000	5,191

Bank Nederlandse Gemeenten sr. unsec. unsub. notes Ser. EMTN, 3 1/2s, 2014 (Netherlands)		NOK	150,000	28,058

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.848s, 2027			$20,000	16,415

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049			35,000	33,775

Bear Stearns Cos., Inc. (The) notes 5.7s, 2014			20,000	22,252

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			40,000	47,980

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			10,000	9,888

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			10,000	10,638

CIT Group, Inc. sr. bonds 7s, 2017			40,000	40,150

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012			15,000	15,729

CNA Financial Corp. unsec. notes 6 1/2s, 2016			5,000	5,670

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			5,000	5,258

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			8,000	8,790

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			10,000	9,725

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)			3,000	3,249

Erac USA Finance, LLC 144A sr. notes 4 1/2s, 2021			10,000	10,024

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.309s, 2028			20,000	16,215

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.466s, 2016			5,000	4,818

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 6 7/8s, 2039			35,000	40,868

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			15,000	15,649

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			10,000	11,699

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			10,000	11,296

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			5,000	5,339

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			15,000	13,500

HSBC Holdings PLC sr. unsec. notes 5.1s, 2021 (United Kingdom)			10,000	10,406

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			15,000	15,563

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			5,000	5,138

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			10,000	10,013

KB Home company guaranty 6 3/8s, 2011			11,000	11,055

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			5,000	5,263

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			15,000	14,949

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)			20,000	21,017

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)			15,000	15,330

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			10,000	14,415

MetLife, Inc. sr. unsec. 6 3/4s, 2016			10,000	11,812

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			5,000	5,025

Omega Healthcare Investors, Inc. 144A sr. notes 6 3/4s, 2022(R)			9,000	8,978

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			20,000	21,150

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			5,000	5,525

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014			20,000	21,892

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			3,000	3,088

Simon Property Group LP sr. unsec. unsub. notes 10.35s, 2019(R)			5,000	7,057

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.31s, 2037			15,000	12,669

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			5,000	5,615

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			10,000	11,354

WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			15,000	17,471

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)			5,000	5,189

				739,525
Government (0.2%)

Asian Development Bank sr. unsec. unsub. notes Ser. GMTN, 3 3/8s, 2014 (Supra-Nation)		NOK	150,000	27,708

KFW govt. guaranty Ser. EMTN, 3 1/4s, 2014 (Germany)		NOK	160,000	29,698

				57,406
Health care (0.5%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			$10,000	11,773

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			20,000	22,100

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			5,000	4,913

HCA, Inc. sr. sec. notes 9 1/4s, 2016			25,000	26,688

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			2,000	2,085

HealthSouth Corp. company guaranty 10 3/4s, 2016			2,000	2,115

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			5,000	5,694

Select Medical Corp. company guaranty 7 5/8s, 2015			5,000	5,063

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			10,000	10,350

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			5,492	5,657

Tenet Healthcare Corp. sr. notes 9s, 2015			5,000	5,444

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036			10,000	10,375

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			5,000	5,325

WellPoint, Inc. notes 7s, 2019			10,000	12,103

				129,685
Technology (0.6%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			15,000	15,694

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			5,000	5,181

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			3,000	3,315

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			52,501	54,929

Freescale Semiconductor, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2020			5,000	5,750

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			10,000	10,525

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			16,000	15,760

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018			10,000	11,488

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			15,000	16,031

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			4,000	4,160

Xerox Corp. sr. unsec. notes 4 1/2s, 2021			5,000	4,996

				147,829
Transportation (0.2%)

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018			5,000	5,715

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			5,000	5,010

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			2,658	2,837

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			2,287	2,430

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018			4,941	5,127

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			5,000	5,067

Swift Services Holdings, Inc. 144A company guaranty sr. notes 10s, 2018			10,000	11,100

				37,286
Utilities and power (2.4%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			15,000	16,219

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			10,000	12,806

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,209

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.228s, 2013			10,000	9,950

Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)			100,000	113,926

Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018			10,000	11,345

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,343

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			15,000	17,399

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019			110,000	80,300

Edison Mission Energy sr. unsec. notes 7.2s, 2019			10,000	8,100

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	6,090

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			10,000	12,951

Electricite de France 144A notes 6.95s, 2039 (France)			10,000	12,335

Energy Future Holdings Corp. sr. notes 9 3/4s, 2019			35,000	36,400

Energy Future Intermediate Holdings Co., LLC sr. notes 9 3/4s, 2019			37,000	38,850

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041			10,000	10,110

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.95s, 2041			5,000	5,108

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016			5,000	5,108

FirstEnergy Corp. notes Ser. B, 6.45s, 2011			5,000	5,117

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036			5,000	5,548

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			5,000	5,613

Nevada Power Co. notes 6 1/2s, 2018			25,000	29,333

NGPL PipeCo, LLC 144A sr. unsec. notes 7.119s, 2017			10,000	11,264

NRG Energy, Inc. company guaranty 7 3/8s, 2017			5,000	5,275

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			5,000	6,504

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			12,363	12,387

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	15,734

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			4,000	4,411

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			5,000	5,063

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			10,000	11,404

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			20,000	25,950

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			10,000	10,215

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019			5,000	5,912

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			15,000	19,568

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			20,000	20,250

				608,097

Total Corporate bonds and notes (cost $3,294,012)				$3,529,746

FOREIGN GOVERNMENT BONDS AND NOTES (7.2%)(a)
			Principal amount	Value

Australia (Government of) sr. unsec. bonds 5 3/4s, 2021		AUD	50,000	$55,433

Brazil (Federal Republic of) notes (units) 10s, 2012		BRL	173	112,471

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	45	28,144

British Columbia (Province of) notes Ser. MTN, 4.7s, 2012		CAD	100,000	108,149

Canada (Government of) bonds 5s, 2037		CAD	9,000	11,614

Canada (Government of) bonds 3 1/2s, 2020		CAD	43,000	46,212

Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029		CAD	30,000	40,648

Canada (Government of) notes 4s, 2017		CAD	100,000	111,606

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013		INR	900,000	19,057

Germany (Federal Republic of) bonds Ser. 06, 3 3/4s, 2017		EUR	108,000	165,775

Germany (Federal Republic of) bonds Ser. 07, 4 1/4s, 2039		EUR	63,000	101,068

Germany (Federal Republic of) bonds Ser. 159, 2s, 2016		EUR	17,000	24,169

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			$20,000	21,712

Italy (Republic of) bonds 4 1/4s, 2020		EUR	260,000	366,994

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022		SEK	190,000	32,424

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	700,000	126,654

Switzerland (Government of) bonds 2s, 2021		CHF	97,000	115,797

United Kingdom (Government of) bonds 4 3/4s, 2038		GBP	30,000	54,651

United Kingdom Treasury bonds 4 1/2s, 2034		GBP	45,000	78,202

United Kingdom treasury 4 1/4s, 2039		GBP	100,000	168,436

United Kingdom Treasury bonds 3 3/4s, 2019		GBP	10,000	17,206

Total Foreign government bonds and notes (cost $1,699,808)				$1,806,422

CONVERTIBLE BONDS AND NOTES (5.3%)(a)
			Principal amount	Value

Basic materials (0.2%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			$18,000	$22,050

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			11,000	17,559

USEC, Inc. cv. sr. unsec. notes 3s, 2014			20,000	15,750

				55,359
Capital goods (0.2%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			34,000	46,410

				46,410
Communication services (1.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			36,000	36,225

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027			23,000	20,413

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			25,000	35,531

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			41,000	40,129

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			25,000	50,344

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 3 1/2s, 2012			19,000	18,929

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			36,000	68,895

				270,466
Consumer cyclicals (0.9%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	15,038

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014			42,000	37,380

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			20,000	36,396

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			25,000	24,063

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			58,000	32,625

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			45,000	42,075

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			25,000	22,063

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			17,000	26,435

				236,075
Consumer staples (0.2%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			15,000	15,075

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			27,000	26,933

				42,008
Energy (0.4%)

Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes 4 3/8s, 2028			7,000	7,026

Chesapeake Energy Corp. cv. sr. unsec. notes company guaranty 2 1/2s, 2037			25,000	27,719

Global Industries, Ltd. cv. sr. unsec. notes 2 3/4s, 2027			20,000	15,476

Helix Energy Solutions Group, Inc. cv. sr. unsec. unsub. notes 3 1/4s, 2025			42,000	42,105

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			15,000	18,900

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	675

				111,901
Financials (0.7%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			19,000	19,929

CapitalSource, Inc. cv. company guaranty sr. unsec. sub. notes 7 1/4s, 2037			10,000	10,413

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			15,000	22,753

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.805s, 2012(R)			25,000	23,563

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			18,000	26,359

MF Global Holdings Ltd. cv. sr. unsec. notes 9s, 2038			28,000	32,165

Old Republic International Corp. cv. sr. unsec. unsub. notes 8s, 2012			20,000	23,050

Tower Group, Inc. 144A cv. sr. unsec. notes 5s, 2014			21,000	23,100

				181,332
Health care (0.5%)

Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s, 2014			27,000	24,638

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China)			32,000	27,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China)			14,000	13,527

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (0s, 12/15/16) 2037(STP)			15,000	17,738

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 12/15/13) 2037(STP)			20,000	19,525

LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes 3 1/4s, 2025			12,000	12,555

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			9,000	8,888

				123,911
Technology (1.0%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			32,000	33,240

EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s (0s, 6/1/15) 2038(STP)			11,000	12,595

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes 2 5/8s, 2026			20,000	25,475

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			38,000	35,483

Quantum Corp. 144A cv. sr. unsec. sub. notes 3 1/2s, 2015			25,000	26,513

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			55,000	82,156

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			27,000	26,207

				241,669
Transportation (0.1%)

AMR Corp. cv. company guaranty sr. unsub. notes 6 1/4s, 2014			17,000	17,510

				17,510

Total Convertible bonds and notes (cost $1,113,479)				$1,326,641

CONVERTIBLE PREFERRED STOCKS (5.3%)(a)
			Shares	Value

Basic materials (0.2%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	$18

Vale Capital II $3.375 cv. pfd. (Cayman Islands)			645	57,445

				57,463
Communication services (0.4%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			870	36,758

Crown Castle International Corp. $3.125 cum. cv. pfd.			915	55,019

				91,777
Consumer cyclicals (1.3%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			2,505	67,322

General Motors Co. Ser. B, $2.375 cv. pfd.			2,130	106,766

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			31	34,061

Nielsen Holdings NV $3.125 cv. pfd.			690	43,208

Retail Ventures, Inc. $3.312 cv. pfd.			535	39,633

Stanley Black & Decker, Inc. $4.75 cv. pfd.			255	30,791

				321,781
Consumer staples (0.4%)

Bunge, Ltd. $4.875 cv. pfd.			370	38,711

Dole Food Automatic Exchange 144A 7.00% cv. pfd.(NON)			1,335	16,768

Newell Financial Trust I $2.625 cum. cv. pfd.			590	27,288

				82,767
Energy (0.2%)

Apache Corp. Ser. D, $3.00 cv. pfd.(S)			640	42,624

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			10	13,238

				55,862
Financials (1.7%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.			875	23,468

AMG Capital Trust II $2.575 cv. pfd.			985	43,278

Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)			185	12,928

Bank of America Corp. Ser. L, 7.25% cv. pfd.			57	59,565

Citigroup, Inc. $7.50 cv. pfd.			385	46,323

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			1,600	33,516

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.			995	25,746

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			660	35,516

Huntington Bancshares Ser. A, 8.50% cv. pfd.			28	32,200

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			18	19

MetLife, Inc. $3.75 cv. pfd.			471	38,956

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			50	54,250

XL Group PLC $2.688 cv. pfd.			900	28,665

				434,430
Technology (0.3%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			35	35,298

Unisys Corp. Ser. A, 6.25% cv. pfd.			490	40,366

				75,664
Transportation (0.1%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			2,080	27,456

				27,456
Utilities and power (0.7%)

AES Trust III $3.375 cv. pfd.			985	48,388

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	44,450

Great Plains Energy, Inc. $6.00 cv. pfd.			640	42,592

PPL Corp. $4.375 cv. pfd.			770	42,650

				178,080

Total Convertible preferred stocks (cost $1,188,859)				$1,325,280

MORTGAGE-BACKED SECURITIES (3.4%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc.

Ser. 08-1, Class A3, 6.168s, 2051			$200,000	$218,108

Ser. 07-2, Class A2, 5.634s, 2049			17,927	18,435

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD2, Class A2, 5.408s, 2046			5,276	5,273

Commercial Mortgage Pass-Through Certificates FRB Ser. 04-LB3A, Class B, 5.365s, 2037(F)			25,000	26,425

Credit Suisse Mortgage Capital Certificates

FRB Ser. 07-C4, Class A2, 5.801s, 2039			9,659	9,852

FRB Ser. 07-C3, Class AAB, 5.716s, 2039			61,000	65,718

Ser. 07-C1, Class AAB, 5.336s, 2040			18,000	19,186

Ser. 06-C5, Class A2, 5.246s, 2039			19,726	19,907

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.73s, 2038			184,042	4,765

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			15,417	15,442

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1, IO, 0.842s, 2040			136,654	1,324

JPMorgan Chase Commercial Mortgage Securities Corp.

FRB Ser. 07-LD12, Class A3, 5.988s, 2051			43,000	45,850

Ser. 07-C1, Class A4, 5.716s, 2051			13,000	14,205

Ser. 06-CB17, Class A3, 5.45s, 2043			48,000	49,342

Ser. 07-LDPX, Class A3S, 5.317s, 2049			14,000	14,654

Ser. 06-LDP9, Class A2S, 5.298s, 2047			73,000	74,156

Ser. 06-LDP8, Class A2, 5.289s, 2045			15,670	15,732

Ser. 04-CB8, Class B, 4 1/2s, 2039			10,000	10,264

FRB Ser. 05-CB13, Class X2, IO, 0.024s, 2043			27,323,121	18,798

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,058

LB-UBS Commercial Mortgage Trust Ser. 07-C7, Class A2, 5.588s, 2045			28,000	28,651

LB-UBS Commercial Mortgage Trust 144A

Ser. 05-C2, Class XCL, IO, 0.28s, 2040			293,057	2,254

Ser. 06-C1, Class XCL, IO, 0.1112s, 2041			305,374	3,079

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2, 5.722s, 2050			67,485	69,019

Merrill Lynch/Countrywide Commercial Mortgage Trust

Ser. 07-7, Class ASB, 5.744s, 2050			26,000	27,561

Ser. 07-5, Class A3, 5.364s, 2048			54,000	55,645

Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C32, Class A2, 5.738s, 2049			25,158	26,164

Total Mortgage-backed securities (cost $830,841)				$861,867

INVESTMENT COMPANIES (0.9%)(a)
			Shares	Value

BlackRock Kelso Capital Corp.			170	$1,685

iShares Dow Jones U.S. Real Estate Index Fund			91	5,715

iShares Russell 2000 Growth Index Fund			87	8,430

iShares Russell 2000 Value Index Fund			63	4,743

MCG Capital Corp.			610	4,197

NGP Capital Resources Co.			282	2,236

SPDR S&P 500 ETF Trust			1,263	170,366

SPDR S&P Midcap 400 ETF Trust			127	23,188

Total Investment Companies (cost $209,653)				$220,560

U.S. TREASURY OBLIGATIONS (0.8%)(a)
			Principal amount	Value

U.S. Treasury Notes 3 1/2s, May 15, 2020			$180,000	$189,246

Total U.S. Treasury Obligations (cost $188,055)				$189,246

UNITS (0.2%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			45,000	$38,700

Total Units (cost $41,485)				$38,700

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$11,657

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	11,108

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	4,879

Total Municipal bonds and notes (cost $25,070)				$27,644

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			5	$4,830

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			430	11,296

Total Preferred stocks (cost $14,301)				$16,126

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	6,345	$1,523

Total Warrants (cost $1,269)				$1,523

ASSET-BACKED SECURITIES (—%)(a)
			Principal amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014			$610	$614

Total Asset-backed securities (cost $610)				$614

SHORT-TERM INVESTMENTS (38.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)			39,575	$39,575

SSgA Prime Money Market Fund 0.09%(i)(P)			280,000	280,000

Putnam Money Market Liquidity Fund 0.07%(e)			6,016,099	6,016,099

Interest in $415,025,000 joint tri-party repurchase agreement dated May 31, 2011 with Deutsche Bank Securities, Inc. due June 1, 2011 - maturity value of $2,406,009 for an effective yield of 0.13% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.5% to 5.5% and due dates ranging from July 1, 2024 to January 1, 2041, valued at $423,325,500)			$2,406,000	2,406,000

U.S. Treasury Bills for an effective yield of 0.20%, August 25, 2010(SEG)			210,000	209,879

U.S. Treasury Bills with effective yields ranging from 0.22% to 0.23%, July 28, 2011			263,000	262,908

U.S. Treasury Bills with effective yields ranging from 0.23% to 0.25%, June 2, 2011(SEG)(SEGSF)			590,000	589,996

Total Short-term investments (cost $9,804,479)				$9,804,457

TOTAL INVESTMENTS

Total investments (cost $23,311,593)(b)				$25,658,920

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $16,150,007) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	6/15/11	$2,342	$2,406	$64
	British Pound	Sell	6/15/11	17,272	17,542	270
	Euro	Buy	6/15/11	119,719	124,016	(4,297)
	Japanese Yen	Buy	6/15/11	13,919	13,971	(52)
	Mexican Peso	Buy	6/15/11	147	146	1
	Norwegian Krone	Sell	6/15/11	60,205	61,577	1,372
	Swedish Krona	Sell	6/15/11	3,171	3,235	64
	Swiss Franc	Buy	6/15/11	11,135	10,985	150
Barclays Bank PLC
	British Pound	Buy	6/15/11	20,397	20,723	(326)
	Euro	Buy	6/15/11	49,296	51,079	(1,783)
	Hong Kong Dollar	Sell	6/15/11	1,260	1,262	2
	Japanese Yen	Buy	6/15/11	5,960	6,003	(43)
	Mexican Peso	Buy	6/15/11	138	138	—
	New Zealand Dollar	Sell	6/15/11	4,523	4,392	(131)
	Swedish Krona	Buy	6/15/11	6,422	6,289	133
	Swiss Franc	Buy	6/15/11	5,509	5,438	71
Citibank, N.A.
	Australian Dollar	Sell	6/15/11	3,406	3,499	93
	Brazilian Real	Sell	6/15/11	114,232	113,338	(894)
	British Pound	Sell	6/15/11	9,541	9,691	150
	Canadian Dollar	Sell	6/15/11	51,902	52,942	1,040
	Danish Krone	Buy	6/15/11	8,293	8,460	(167)
	Euro	Buy	6/15/11	372,955	386,297	(13,342)
	Hong Kong Dollar	Sell	6/15/11	5,028	5,034	6
	Norwegian Krone	Sell	6/15/11	1,760	1,801	41
	Singapore Dollar	Buy	6/15/11	486	490	(4)
	South African Rand	Buy	6/15/11	1,479	1,521	(42)
	Swiss Franc	Sell	6/15/11	10,783	10,460	(323)
Credit Suisse AG
	Australian Dollar	Sell	6/15/11	37,787	38,822	1,035
	British Pound	Buy	6/15/11	68,593	69,657	(1,064)
	Canadian Dollar	Sell	6/15/11	110,615	112,847	2,232
	Euro	Sell	6/15/11	167,291	173,210	5,919
	Japanese Yen	Buy	6/15/11	166,579	167,153	(574)
	Mexican Peso	Buy	6/15/11	155	155	—
	Norwegian Krone	Buy	6/15/11	25,016	25,595	(579)
	Swiss Franc	Sell	6/15/11	4,923	4,861	(62)
Deutsche Bank AG
	Australian Dollar	Buy	6/15/11	21,714	22,314	(600)
	British Pound	Sell	6/15/11	2,961	3,008	47
	Euro	Buy	6/15/11	21,414	22,179	(765)
	Mexican Peso	Buy	6/15/11	1,511	1,509	2
	Swiss Franc	Buy	6/15/11	1,993	1,967	26
Goldman Sachs International
	British Pound	Sell	6/15/11	16,285	16,542	257
	Euro	Buy	6/15/11	37,367	38,713	(1,346)
	Japanese Yen	Sell	6/15/11	222,835	223,609	774
	Norwegian Krone	Sell	6/15/11	2,075	2,123	48
	Swedish Krona	Buy	6/15/11	1,909	1,946	(37)
	Swiss Franc	Buy	6/15/11	2,344	2,314	30
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/15/11	394,047	404,814	(10,767)
	British Pound	Sell	6/15/11	122,875	124,824	1,949
	Euro	Sell	6/15/11	195,029	202,023	6,994
	Hong Kong Dollar	Buy	6/15/11	592	592	—
	New Zealand Dollar	Sell	6/15/11	17,927	17,250	(677)
	Norwegian Krone	Sell	6/15/11	7,208	7,386	178
	Singapore Dollar	Sell	6/15/11	1,946	1,959	13
	Swiss Franc	Sell	6/15/11	2,696	2,660	(36)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	6/15/11	103,248	106,031	2,783
	Brazilian Real	Sell	6/15/11	13,821	13,703	(118)
	British Pound	Sell	6/15/11	2,467	2,505	38
	Canadian Dollar	Sell	6/15/11	107,932	110,113	2,181
	Euro	Sell	6/15/11	5,952,903	6,161,101	208,198
	Hong Kong Dollar	Sell	6/15/11	129	129	—
	Hungarian Forint	Sell	6/15/11	278	288	10
	Japanese Yen	Buy	6/15/11	2,898	2,908	(10)
	Mexican Peso	Sell	6/15/11	59,399	59,373	(26)
	Singapore Dollar	Sell	6/15/11	8,755	8,706	(49)
	South African Rand	Buy	6/15/11	776	799	(23)
	Swiss Franc	Buy	6/15/11	1,758	1,736	22
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/15/11	8,409	8,617	(208)
	British Pound	Buy	6/15/11	5,757	5,847	(90)
	Euro	Sell	6/15/11	142,714	147,733	5,019
	Israeli Shekel	Buy	6/15/11	1,862	1,887	(25)
	Japanese Yen	Sell	6/15/11	1,251	1,255	4
	Norwegian Krone	Sell	6/15/11	2,224	2,274	50
	Swedish Krona	Buy	6/15/11	421	429	(8)
	Swiss Franc	Buy	6/15/11	7,970	7,866	104
State Street Bank and Trust Co.
	Australian Dollar	Sell	6/15/11	63,226	64,958	1,732
	British Pound	Sell	6/15/11	64,974	66,011	1,037
	Canadian Dollar	Buy	6/15/11	27,963	28,526	(563)
	Euro	Sell	6/15/11	149,469	154,822	5,353
	Israeli Shekel	Sell	6/15/11	7,040	6,854	(186)
	Japanese Yen	Buy	6/15/11	43,085	43,229	(144)
	Mexican Peso	Buy	6/15/11	14,399	14,393	6
	Norwegian Krone	Buy	6/15/11	24,923	23,959	964
	Swedish Krona	Sell	6/15/11	1,440	1,468	28
UBS AG
	Australian Dollar	Sell	6/15/11	161,898	166,274	4,376
	British Pound	Sell	6/15/11	93,760	95,222	1,462
	Canadian Dollar	Sell	6/15/11	75,326	76,828	1,502
	Euro	Buy	6/15/11	22,420	23,210	(790)
	Indian Rupee	Sell	6/15/11	19,133	19,269	136
	Israeli Shekel	Buy	6/15/11	1,862	1,887	(25)
	Japanese Yen	Sell	6/15/11	46,630	46,784	154
	Mexican Peso	Buy	6/15/11	49,602	49,521	81
	Norwegian Krone	Sell	6/15/11	59,649	61,014	1,365
	South African Rand	Buy	6/15/11	557	571	(14)
	Swedish Krona	Sell	6/15/11	166,889	170,172	3,283
	Swiss Franc	Sell	6/15/11	99,041	98,338	(703)
Westpac Banking Corp.
	Australian Dollar	Sell	6/15/11	86,324	88,600	2,276
	British Pound	Sell	6/15/11	73,528	74,400	872
	Euro	Buy	6/15/11	5,286,045	5,475,071	(189,026)
	Japanese Yen	Buy	6/15/11	42,406	42,559	(153)

Total						$35,925

FUTURES CONTRACTS OUTSTANDING at 5/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	1	$273,951	Jun-11	$(632)
Canadian Government Bond 10 yr (Short)	2	256,524	Sep-11	(1,310)
Euro-Bobl 5 yr (Short)	1	168,134	Jun-11	(3,369)
Euro-Bund 10 yr (Long)	2	360,544	Jun-11	8,190
Euro-Buxl 30yr Bond (Short)	3	460,007	Jun-11	(17,916)
Euro-Dollar 90 day (Short)	5	1,242,000	Jun-12	(2,487)
Euro-Schatz 2 yr (Long)	10	1,550,470	Jun-11	8,125
Euro-Swiss Franc 3 Month (Short)	2	584,061	Dec-11	(1,912)
Euro-Swiss Franc 3 Month (Short)	2	582,127	Jun-12	(2,586)
Euro-Swiss Franc 3 Month (Short)	2	580,135	Dec-12	(2,616)
Euro-Swiss Franc 3 Month (Short)	2	583,241	Mar-12	(2,235)
Euro-Swiss Franc 3 Month (Short)	2	584,588	Sep-11	(1,150)
U.K. Gilt 10 yr (Short)	1	197,556	Sep-11	(102)
U.S. Treasury Bond 20 yr (Long)	15	1,872,656	Sep-11	11,518
U.S. Treasury Bond 30 yr (Long)	9	1,161,563	Sep-11	15,999
U.S. Treasury Note 5 yr (Long)	11	1,310,547	Sep-11	9,002
U.S. Treasury Note 10 yr (Short)	21	2,574,797	Sep-11	(10,095)

Total				$6,424

WRITTEN OPTIONS OUTSTANDING at 5/31/11 (premiums received $200,741) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$566,000	Aug-11/4.49	$61,796
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	566,000	Aug-11/4.49	40
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	4
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	677,000	Jul-11/4.52	77,848
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	338,500	Jul-11/4.5475	2
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	338,500	Jul-11/4.5475	39,746

Total			$179,436

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Credit Suisse International
		$39,600		$(11)	5/27/21	3.21%	3 month USD-LIBOR-BBA	$(252)
	CHF	260,000		—	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(6,907)
	MXN	490,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(527)
	Deutsche Bank AG
		$997,600		2,337	7/27/20	3 month USD-LIBOR-BBA	2.94%	6,039
	MXN	490,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(351)
	Goldman Sachs International
	GBP	101,000		—	2/1/15	6 month GBP-LIBOR-BBA	3.10%	6,767
	JPMorgan Chase Bank, N.A.
		$1,239,400		3,814	2/18/41	4.43%	3 month USD-LIBOR-BBA	(114,193)
	EUR	280,000		—	2/4/40	6 month EUR-EURIBOR-REUTERS	3.79%	13,698
	EUR	210,000		—	2/4/15	2.596%	6 month EUR-EURIBOR-REUTERS	(2,174)
	JPY	121,100,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	15,299
	JPY	14,400,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	5,979
	JPY	13,500,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(108)
	JPY	18,100,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	2,073
	MXN	70,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(33)

	Total							$(74,690)
(E)	See Interest rate swap contracts note regarding extended effective dates.

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Credit Suisse International
	DJ CMB NA CMBX AJ Index	—	$(17,362)		$54,000	2/17/51	(96 bp)	$(3,494)
	Deutsche Bank AG
	Universal Corp., 5.2%, 10/15/13	—	—		25,000	3/20/15	(95 bp)	860
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	10,000	9/20/13	477 bp	1,225
	Morgan Stanley Capital Services, Inc.
	Universal Corp., 5.2%, 10/15/13	—	—		$75,000	3/20/13	(89 bp)	532
	UBS, AG
	Hanson PLC., 7 7/8%, 9/27/10	—	—		55,000	9/20/16	(250 bp)	(3,475)

	Total							$(4,352)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2011.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
MTNC	Medium Term Notes Class C
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2011 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $25,195,711.
(b)	The aggregate identified cost on a tax basis is $23,447,939, resulting in gross unrealized appreciation and depreciation of $2,458,216 and $247,235, respectively, or net unrealized appreciation of $2,210,981.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $38,725. The fund received cash collateral of $39,575 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,125 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,962,426 and $4,050,363, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $10,441,918 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash, and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. The fund did not have any activity on purchased options contracts during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $385,755 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $170,000.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$282,206	$74,472	$—
Capital goods	271,185	56,324	—
Communication services	226,478	55,024	—
Conglomerates	103,757	17,794	—
Consumer cyclicals	596,540	90,452	30
Consumer staples	371,469	84,956	—
Energy	540,592	51,867	—
Financials	1,691,538	163,937	—
Health care	640,437	78,383	—
Technology	796,793	29,900	—
Transportation	60,029	13,474	—
Utilities and power	165,855	46,602	—
Total common stocks	5,746,879	763,185	30
Asset-backed securities	—	614	—
Convertible bonds and notes	—	1,326,641	—
Convertible preferred stocks	—	1,325,262	18
Corporate bonds and notes	—	3,513,759	15,987
Foreign government bonds and notes	—	1,806,422	—
Investment Companies	220,560	—	—
Mortgage-backed securities	—	861,867	—
Municipal bonds and notes	—	27,644	—
Preferred stocks	—	16,126	—
U.S. Treasury Obligations	—	189,246	—
Units	—	38,700	—
Warrants	—	—	1,523
Short-term investments	6,296,099	3,508,358	—

Totals by level	$12,263,538	$13,377,824	$17,558

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$35,925	$—
Futures contracts	6,424	—	—
Written options	—	(179,436)	—
Interest rate swap contracts	—	(80,830)	—
Credit default contracts	—	13,010	—

Totals by level	$6,424	$(211,331)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$16,485	$3,475
Foreign exchange contracts	265,997	230,072
Equity contracts	1,523	-
Interest rate contracts	100,352	354,194

Total	$384,357	$587,741

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Airlines (1.0%)

AirAsia BHD (Malaysia)(NON)	268,100	$265,476

Cebu Air, Inc. (Philippines)	161,420	331,599

		597,075
Auto components (1.4%)

Hyundai Mobis (South Korea)	2,237	787,684

		787,684
Automobiles (0.8%)

Kia Motors Corp. (South Korea)	6,320	445,039

		445,039
Beverages (1.0%)

Synergy Co. (Russia)(NON)	15,583	576,248

		576,248
Capital markets (0.4%)

Yuanta Financial Holding Co., Ltd. (Taiwan)	364,000	251,556

		251,556
Chemicals (3.6%)

Formosa Chemicals & Fibre Corp. (Taiwan)	116,000	444,279

PTT Chemical PCL (Thailand)	90,500	449,792

Silvinit OJSC (Russia)(F)(NON)	509	573,012

Vale Fertilizantes SA (Preference) (Brazil)	52,300	588,946

		2,056,029
Commercial banks (21.0%)

Agricultural Bank of China, Ltd. (China)(NON)	1,699,000	1,040,806

Banco Bradesco SA ADR (Brazil)	79,978	1,593,165

China Construction Bank Corp. (China)	1,842,000	1,743,932

Grupo Financiero Banorte SAB de CV (Mexico)	114,972	534,173

Industrial and Commercial Bank of China, Ltd. (China)	2,266,000	1,901,467

Industrial Bank of Korea (IBK) (South Korea)	44,180	779,397

Itau Unibanco Holding SA ADR (Preference) (Brazil)	32,200	735,126

Kasikornbank PCL NVDR (Thailand)	131,900	542,005

KB Financial Group, Inc. (South Korea)	9,779	467,875

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	954,000	711,749

Sberbank OJSC (Russia)(NON)	519,052	1,836,037

		11,885,732
Commercial services and supplies (0.6%)

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	11,070	347,619

		347,619
Communications equipment (0.7%)

Wistron NeWeb Corp. (Taiwan)	109,000	425,342

		425,342
Computers and peripherals (2.2%)

Asustek Computer, Inc. (Taiwan)	61,000	640,239

Wistron Corp. (Taiwan)	320,421	605,002

		1,245,241
Construction and engineering (1.1%)

China State Construction International Holdings, Ltd. (China)	360,000	388,369

KEPCO Engineering & Construction Co., Inc. (South Korea)	4,559	254,007

		642,376
Construction materials (3.0%)

BBMG Corp. (China)	347,500	521,593

China National Building Material Co., Ltd. (China)	368,000	748,700

Siam Cement PCL NVDR (Thailand)	34,900	407,894

		1,678,187
Distributors (0.7%)

Imperial Holdings, Ltd. (South Africa)	21,939	376,347

		376,347
Diversified financial services (0.8%)

African Bank Investments, Ltd. (South Africa)	87,459	458,484

		458,484
Electric utilities (0.7%)

Companhia Paranaense de Energia-Copel (Preference) (Brazil)	15,774	409,377

		409,377
Electrical equipment (0.8%)

Harbin Power Equipment Co., Ltd. (China)	376,000	434,382

Sun King Power Electronics Group (China)(NON)	244,000	45,802

		480,184
Electronic equipment, instruments, and components (3.0%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)	287,520	1,011,792

LG Display Co., Ltd. (South Korea)	20,260	673,695

		1,685,487
Food and staples retail (1.0%)

Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)	5,069	205,852

Shinsegae Co., Ltd. (South Korea)(F)	1,485	362,328

		568,180
Food products (1.2%)

Cosan SA Industria e Comercio (Brazil)	24,329	371,911

Zhongpin, Inc. (China)(NON)	20,735	316,209

		688,120
Hotels, restaurants, and leisure (1.5%)

Genting Bhd (Malaysia)	96,600	353,061

Home Inns & Hotels Management, Inc. ADR (China)(NON)	12,600	514,962

		868,023
Household durables (3.5%)

PDG Realty SA Empreendimentos e Participacoes (Brazil)	206,680	1,295,184

Rossi Residencial SA (Brazil)	75,087	665,412

		1,960,596
Independent power producers and energy traders (2.5%)

China Power New Energy Development Co., Ltd. (China)(NON)	6,070,000	469,461

China Resources Power Holdings Co., Ltd. (China)	196,000	394,082

China WindPower Group, Ltd. (China)(NON)	5,230,000	531,490

		1,395,033
Insurance (0.7%)

Ping An Insurance (Group) Co. of China, Ltd. (China)	38,500	414,053

		414,053
Internet and catalog retail (0.5%)

CJ O Shopping Co., Ltd. (South Korea)	1,113	261,990

		261,990
Internet software and services (1.6%)

SouFun Holdings, Ltd. ADR (China)(NON)	6,871	160,369

Tencent Holdings, Ltd. (China)	25,200	726,431

		886,800
Machinery (3.7%)

BHI Co., Ltd. (South Korea)	23,750	385,565

China National Materials Co., Ltd. (China)	473,000	443,732

Lonking Holdings, Ltd. (China)	737,000	415,647

Tata Motors, Ltd. (India)	19,341	470,333

Weichai Power Co., Ltd. (China)	71,000	404,265

		2,119,542
Metals and mining (6.7%)

African Rainbow Minerals, Ltd. (South Africa)	18,151	544,804

Freeport-McMoRan Copper & Gold, Inc. Class B	6,602	340,927

Mechel ADR (Russia)	20,282	537,473

New World Resources PLC Class A (Czech Republic)(NON)	21,540	345,508

Sterlite Industries (India), Ltd. (India)	70,838	269,720

Sterlite Industries (India), Ltd. ADR (India)	22,180	344,899

Vale SA ADR (Brazil)	18,028	581,583

Vale SA ADR (Preference) (Brazil)	27,814	814,950

		3,779,864
Multiline retail (3.2%)

Hyundai Department Store Co., Ltd. (South Korea)	3,537	603,723

Lojas Renner SA (Brazil)	22,668	858,767

PCD Stores Group, Ltd. (China)	1,306,000	346,558

		1,809,048
Oil, gas, and consumable fuels (14.0%)

CNOOC, Ltd. (China)	421,000	1,064,993

Gazprom OAO ADR (Russia)	120,376	1,781,121

Lukoil OAO ADR (Russia)	19,958	1,291,024

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	101,670	1,033,561

Petroleo Brasileiro SA ADR (Brazil)	20,573	712,443

Petroleo Brasileiro SA ADR (Preference) (Brazil)	29,706	928,610

Sasol, Ltd. (South Africa)	15,939	848,179

Tullow Oil PLC (United Kingdom)	11,596	258,422

		7,918,353
Real estate management and development (4.7%)

Aliansce Shopping Centers SA (Brazil)	41,300	371,224

BR Malls Participacoes SA (Brazil)	70,732	817,551

C C Land Holdings, Ltd. (China)	1,033,000	395,681

Guangzhou R&F Properties Co., Ltd. (China)	342,000	476,381

Huaku Development Co., Ltd. (Taiwan)	90,000	289,192

LSR Group OJSC GDR (Russia)(NON)	36,063	303,254

		2,653,283
Semiconductors and semiconductor equipment (6.3%)

Advanced Semiconductor Engineering Inc. (Taiwan)	460,000	566,870

Samsung Electronics Co., Ltd. (South Korea)	2,461	2,062,868

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	351,889	940,726

		3,570,464
Software (1.7%)

AsiaInfo-Linkage, Inc. (China)(NON)	28,234	506,236

Perfect World Co., Ltd. ADR (China)(NON)	19,600	463,540

		969,776
Wireless telecommunication services (1.5%)

Bharti Airtel, Ltd. (India)	50,215	417,109

Mobile Telesystems ADR (Russia)	20,557	416,690

		833,799

Total Common stocks (cost $49,995,077)		$55,044,931

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value

iShares MSCI Emerging Markets Index Fund	15,800	$767,090

Total Investment Companies (cost $757,881)		$767,090

SHORT-TERM INVESTMENTS (1.0%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.07%(e)	592,098	$592,098

Total Short-term investments (cost $592,098)		$592,098

TOTAL INVESTMENTS

Total investments (cost $51,345,056)(b)		$56,404,119

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $56,711,907.
(b)	The aggregate identified cost on a tax basis is $51,500,279, resulting in gross unrealized appreciation and depreciation of $6,403,588 and $1,499,748, respectively, or net unrealized appreciation of $4,903,840.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $730 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $24,080,380 and $23,673,708, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	China	26.4%
	Brazil	21.2
	South Korea	13.2
	Russia	13.0
	Taiwan	9.2
	South Africa	3.9
	United States	3.0
	India	2.7
	Thailand	2.5
	Indonesia	1.3
	Malaysia	1.1
	Mexico	0.9
	Czech Republic	0.6
	Philippines	0.6
	United Kingdom	0.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$3,334,325	$3,174,402	$—
Consumer staples	893,972	576,248	362,328
Energy	2,674,614	5,243,739	—
Financials	4,051,239	11,611,869	—
Industrials	—	4,186,796	—
Information technology	1,130,145	7,652,965	—
Materials	3,208,778	3,732,290	573,012
Telecommunication services	416,690	417,109	—
Utilities	409,377	1,395,033	—
Total common stocks	16,119,140	37,990,451	935,340
Investment companies	767,090	—	—
Short-term investments	592,098	—	—

Totals by level	$17,478,328	$37,990,451	$935,340

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Airlines (1.4%)

Delta Air Lines, Inc.(NON)	13,200	$133,056

United Continental Holdings, Inc.(NON)	4,800	115,920

		248,976
Automobiles (9.5%)

Bayerische Motoren Werke (BMW) AG (Germany)	2,646	234,469

Dongfeng Motor Group Co., Ltd. (China)	24,000	42,456

Fiat SpA (Italy)	14,807	158,642

Ford Motor Co.(NON)	13,100	195,452

General Motors Co.(NON)	4,000	127,240

Nissan Motor Co., Ltd. (Japan)	34,300	343,888

Porsche Automobil Holding SE (Preference) (Germany)	3,577	248,487

Toyota Motor Corp. (Japan)	7,400	308,210

		1,658,844
Beverages (11.1%)

Anheuser-Busch InBev NV (Belgium)	5,992	361,759

Britvic PLC (United Kingdom)	24,273	174,542

Carlsberg A/S Class B (Denmark)	2,563	296,362

Coca-Cola Co. (The)	5,900	394,179

Coca-Cola Enterprises, Inc.	12,000	346,680

Diageo PLC (United Kingdom)	17,038	363,245

		1,936,767
Chemicals (1.1%)

Huabao International Holdings, Ltd. (China)	137,000	194,014

		194,014
Commercial services and supplies (1.0%)

Edenred (France)	5,625	167,094

		167,094
Diversified consumer services (1.4%)

Apollo Group, Inc. Class A(NON)	3,500	143,885

Career Education Corp.(NON)	4,332	93,138

		237,023
Food and staples retail (2.2%)

Jeronimo Martins, SGPS, SA (Portugal)	9,575	179,169

WM Morrison Supermarkets PLC (United Kingdom)	39,474	197,838

		377,007
Food products (7.8%)

Danone SA (France)	4,336	317,964

Kerry Group PLC Class A (Ireland)	6,692	286,798

Nestle SA (Switzerland)	7,046	452,401

Suedzucker AG (Germany)	3,326	104,802

Toyo Suisan Kaisha, Ltd. (Japan)	3,000	70,231

Zhongpin, Inc. (China)(NON)(S)	8,300	126,575

		1,358,771
Hotels, restaurants, and leisure (9.3%)

Asia Entertainment & Resources, Ltd. (Hong Kong)(NON)(S)	28,500	208,905

Compass Group PLC (United Kingdom)	23,520	229,512

Domino's Pizza, Inc.(NON)	3,300	82,236

Home Inns & Hotels Management, Inc. ADR (China)(NON)	3,000	122,610

McDonald's Corp.	6,859	559,285

Whitbread PLC (United Kingdom)	5,978	160,615

Wyndham Worldwide Corp.	7,278	253,347

		1,616,510
Household durables (2.9%)

Newell Rubbermaid, Inc.	9,300	165,633

Rossi Residencial SA (Brazil)	8,800	77,985

Sharp Corp. (Japan)	10,000	93,706

Sony Corp. (Japan)	6,400	171,279

		508,603
Household products (8.7%)

Colgate-Palmolive Co.	5,900	516,427

Henkel AG & Co. KGaA (Germany)	4,265	301,465

Procter & Gamble Co. (The)	5,959	399,253

Reckitt Benckiser Group PLC (United Kingdom)	5,100	289,548

		1,506,693
Internet and catalog retail (3.1%)

Amazon.com, Inc.(NON)	1,000	196,690

Priceline.com, Inc.(NON)	500	257,595

Rakuten, Inc. (Japan)	80	81,319

		535,604
Internet software and services (0.5%)

Tencent Holdings, Ltd. (China)	3,000	86,480

		86,480
Leisure equipment and products (1.8%)

Hasbro, Inc.	6,900	315,606

		315,606
Media (8.9%)

Fuji Media Holdings, Inc. (Japan)	66	88,510

Interpublic Group of Companies, Inc. (The)	18,000	214,740

Kabel Deutschland Holding AG (Germany)(NON)	2,452	167,382

Pearson PLC (United Kingdom)	10,575	198,911

Perform Group PLC (United Kingdom)(NON)	28,812	104,046

Stroer Out-of-Home Media AG (Germany)(NON)	3,962	113,635

Time Warner, Inc.	10,320	375,958

WPP PLC (Ireland)	22,713	284,382

		1,547,564
Multiline retail (4.1%)

Dollar General Corp.(NON)	4,800	168,336

Myer Holdings, Ltd. (Australia)	53,708	164,589

Target Corp.	7,800	386,334

		719,259
Personal products (0.7%)

Hypermarcas SA (Brazil)(NON)	12,900	121,259

		121,259
Real estate management and development (1.6%)

BR Malls Participacoes SA (Brazil)	9,300	107,493

Daito Trust Construction Co., Ltd. (Japan)	2,100	173,927

		281,420
Software (0.9%)

Nintendo Co., Ltd. (Japan)	300	69,995

Perfect World Co., Ltd. ADR (China)(NON)	3,600	85,140

		155,135
Specialty retail (9.8%)

Bed Bath & Beyond, Inc.(NON)	7,400	398,786

Best Buy Co., Inc.	7,800	247,728

Kingfisher PLC (United Kingdom)	47,354	224,410

Lowe's Cos., Inc.	9,100	219,674

Signet Jewelers, Ltd. (Bermuda)(NON)	4,400	202,444

Staples, Inc.	17,700	297,714

Urban Outfitters, Inc.(NON)	3,500	106,610

		1,697,366
Textiles, apparel, and luxury goods (3.0%)

Christian Dior SA (France)	1,928	298,891

Hanesbrands, Inc.(NON)	2,800	84,868

Pandora A/S (Denmark)(S)	4,118	140,519

		524,278
Tobacco (6.3%)

British American Tobacco (BAT) PLC (United Kingdom)	2,982	134,042

Imperial Tobacco Group PLC (United Kingdom)	7,350	263,542

Japan Tobacco, Inc. (Japan)	60	232,155

Philip Morris International, Inc.	6,600	473,550

		1,103,289

Total Common stocks (cost $14,579,455)		$16,897,562

SHORT-TERM INVESTMENTS (3.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	238,152	$238,152

Putnam Money Market Liquidity Fund 0.07%(e)	411,941	411,941

Total Short-term investments (cost $650,093)		$650,093

TOTAL INVESTMENTS

Total investments (cost $15,229,548)(b)		$17,547,655

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $6,243,697) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/15/11	$67,069	$68,902	$(1,833)
	British Pound	Sell	6/15/11	153,967	156,376	2,409
	Euro	Sell	6/15/11	34,649	35,889	1,240
Barclays Bank PLC
	British Pound	Sell	6/15/11	185,715	188,677	2,962
	Euro	Sell	6/15/11	18,547	19,210	663
	Hong Kong Dollar	Sell	6/15/11	77,217	77,314	97
	Japanese Yen	Buy	6/15/11	197,744	198,427	(683)
	Singapore Dollar	Buy	6/15/11	30,885	31,108	(223)
	Swedish Krona	Buy	6/15/11	43,631	44,515	(884)
Citibank, N.A.
	British Pound	Sell	6/15/11	280,464	284,781	4,317
	Danish Krone	Sell	6/15/11	396,735	410,981	14,246
	Euro	Sell	6/15/11	37,669	39,002	1,333
	Hong Kong Dollar	Sell	6/15/11	36,352	36,398	46
	Swiss Franc	Buy	6/15/11	215,191	212,475	2,716
Credit Suisse AG
	Australian Dollar	Buy	6/15/11	112,952	116,030	(3,078)
	British Pound	Sell	6/15/11	60,699	61,639	940
	Euro	Sell	6/15/11	34,362	35,565	1,203
	Japanese Yen	Sell	6/15/11	80,156	80,432	276
	Norwegian Krone	Sell	6/15/11	31,803	32,534	731
	Swiss Franc	Buy	6/15/11	56,845	56,137	708
Deutsche Bank AG
	British Pound	Sell	6/15/11	135,873	138,025	2,152
	Euro	Sell	6/15/11	261,237	270,460	9,223
	Swedish Krona	Buy	6/15/11	85,401	87,114	(1,713)
	Swiss Franc	Buy	6/15/11	32,935	32,515	420
Goldman Sachs International
	British Pound	Buy	6/15/11	233,089	236,767	(3,678)
	Euro	Sell	6/15/11	50,896	52,703	1,807
	Japanese Yen	Buy	6/15/11	128,315	128,739	(424)
	Norwegian Krone	Sell	6/15/11	99,635	101,880	2,245
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/15/11	47,587	48,879	(1,292)
	British Pound	Sell	6/15/11	114,324	116,135	1,811
	Euro	Buy	6/15/11	82,526	85,454	(2,928)
	Hong Kong Dollar	Sell	6/15/11	50,059	50,121	62
	Singapore Dollar	Buy	6/15/11	11,025	11,102	(77)
	Swiss Franc	Buy	6/15/11	36,334	35,866	468
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	6/15/11	95,386	91,787	(3,599)
	British Pound	Buy	6/15/11	38,821	39,416	(595)
	Canadian Dollar	Buy	6/15/11	52,934	54,004	(1,070)
	Euro	Sell	6/15/11	244,846	253,316	8,470
	Hong Kong Dollar	Sell	6/15/11	42,370	42,425	55
	Japanese Yen	Sell	6/15/11	208,689	209,438	749
	Norwegian Krone	Buy	6/15/11	131,160	134,179	(3,019)
	Singapore Dollar	Buy	6/15/11	42,153	42,475	(322)
	Swedish Krona	Buy	6/15/11	54,567	55,651	(1,084)
	Swiss Franc	Buy	6/15/11	23,207	22,910	297
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/15/11	39,070	40,029	(959)
	British Pound	Sell	6/15/11	191,636	194,635	2,999
	Canadian Dollar	Sell	6/15/11	11,557	11,795	238
	Euro	Sell	6/15/11	15,959	16,514	555
	Japanese Yen	Sell	6/15/11	117,823	118,199	376
	Swiss Franc	Buy	6/15/11	41,257	40,719	538
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/15/11	108,138	110,313	(2,175)
	Euro	Sell	6/15/11	37,237	38,557	1,320
UBS AG
	Australian Dollar	Buy	6/15/11	16,820	17,272	(452)
	British Pound	Sell	6/15/11	263,192	270,167	6,975
	Euro	Buy	6/15/11	57,653	70,591	(12,938)
	Swiss Franc	Buy	6/15/11	47,351	46,731	620
Westpac Banking Corp.
	Australian Dollar	Buy	6/15/11	29,702	30,480	(778)
	British Pound	Buy	6/15/11	88,334	89,733	(1,399)
	Canadian Dollar	Buy	6/15/11	70,579	72,011	(1,432)
	Euro	Buy	6/15/11	199,845	206,915	(7,070)
	Japanese Yen	Buy	6/15/11	340,053	341,283	(1,230)

Total						$20,332

Key to holding's abbreviations
ADR	American Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $17,402,026.
(b)	The aggregate identified cost on a tax basis is $15,235,536, resulting in gross unrealized appreciation and depreciation of $2,823,681 and $511,562, respectively, or net unrealized appreciation of $2,312,119.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $232,166. The fund received cash collateral of $238,152 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $404 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $6,082,880 and $6,348,472, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $20,555 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	44.4%
	United Kingdom	13.5
	Japan	9.4
	Germany	6.8
	France	4.5
	China	3.8
	Ireland	3.3
	Switzerland	2.6
	Denmark	2.5
	Belgium	2.1
	Brazil	1.8
	Hong Kong	1.2
	Bermuda	1.2
	Portugal	1.0
	Australia	1.0
	Italy	0.9

	Total	100.0%
*	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $5,200,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $20,693 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,606,845	$3,753,812	$—
Consumer staples	2,377,923	4,025,863	—
Financials	107,493	173,927	—
Industrials	248,976	167,094	—
Information technology	85,140	156,475	—
Materials	—	194,014	—
Total common stocks	8,426,377	8,471,185	—
Short-term investments	411,941	238,152	—

Totals by level	$8,838,318	$8,709,337	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$20,332	$—

Totals by level	$—	$20,332	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$75,267	$54,935

Total	$75,267	$54,935

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Construction and engineering (0.4%)

KBR, Inc.	2,200	$82,104

		82,104
Energy equipment and services (13.7%)

Baker Hughes, Inc.	4,600	340,078

Helix Energy Solutions Group, Inc.(NON)	3,300	57,816

National Oilwell Varco, Inc.	8,700	631,446

Oil States International, Inc.(NON)	1,100	86,955

Schlumberger, Ltd.	12,250	1,050,070

Technip SA (France)	4,328	466,099

Wood Group (John) PLC (United Kingdom)	19,481	201,426

		2,833,890
Oil, gas, and consumable fuels (83.1%)

Anadarko Petroleum Corp.	4,100	326,032

Apache Corp.	5,200	647,920

BG Group PLC (United Kingdom)	42,218	982,175

BP PLC (United Kingdom)	133,408	1,029,328

Brigham Exploration Co.(NON)	3,300	102,762

Cairn Energy PLC (United Kingdom)(NON)	55,863	405,851

Canadian Natural Resources, Ltd. (Canada)	15,000	652,921

Chevron Corp.	12,997	1,363,515

CNOOC, Ltd. (China)	41,000	103,717

Cobalt International Energy, Inc.(NON)	8,748	125,884

CONSOL Energy, Inc.	7,100	364,017

Devon Energy Corp.	3,200	269,024

Exxon Mobil Corp.	37,498	3,129,958

Gazprom OAO (Russia)(NON)	11,739	85,797

Gazprom OAO ADR (Russia)	6,265	92,409

Gazprom OAO ADR (Russia)	1,310	19,383

Hess Corp.	2,600	205,478

Inpex Holdings, Inc. (Japan)	77	557,728

Kosmos Energy, Ltd.(NON)	6,895	132,039

Linn Energy, LLC (Units)	2,580	100,259

Newfield Exploration Co.(NON)	3,100	231,229

Nexen, Inc. (Canada)	13,305	306,943

Noble Energy, Inc.	5,200	484,640

Occidental Petroleum Corp.	7,129	768,863

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	12,200	124,023

Petroleo Brasileiro SA ADR (Brazil)	2,531	87,649

Petroleo Brasileiro SA ADR (Preference) (Brazil)(S)	5,800	181,308

QEP Resources, Inc.	2,400	104,400

Rosetta Resources, Inc.(NON)(S)	1,100	54,065

Royal Dutch Shell PLC Class A (United Kingdom)	29,288	1,057,897

Royal Dutch Shell PLC Class B (United Kingdom)	22,282	809,889

Santos, Ltd. (Australia)	11,475	181,109

Sunoco, Inc.	7,900	319,871

Swift Energy Co.(NON)	3,000	117,690

Total SA (France)	19,510	1,128,546

Tullow Oil PLC (United Kingdom)	22,560	502,759

		17,157,078
Semiconductors and semiconductor equipment (0.3%)

First Solar, Inc.(NON)(S)	500	62,125

		62,125

Total Common stocks (cost $17,658,051)		$20,135,197

SHORT-TERM INVESTMENTS (3.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	260,926	$260,926

Putnam Money Market Liquidity Fund 0.07%(e)	539,182	539,182

Total Short-term investments (cost $800,108)		$800,108

TOTAL INVESTMENTS

Total investments (cost $18,458,159)(b)		$20,935,305

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $7,085,545) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/15/11	$19,695	$20,233	$(538)
	British Pound	Sell	6/15/11	235,227	238,907	3,680
	Canadian Dollar	Buy	6/15/11	417,075	423,405	(6,330)
	Euro	Sell	6/15/11	32,780	33,953	1,173
Barclays Bank PLC
	British Pound	Sell	6/15/11	191,965	195,028	3,063
	Canadian Dollar	Buy	6/15/11	133,006	135,749	(2,743)
Citibank, N.A.
	Australian Dollar	Buy	6/15/11	28,531	29,302	(771)
	British Pound	Buy	6/15/11	8,225	8,486	(261)
	Canadian Dollar	Buy	6/15/11	69,753	71,151	(1,398)
	Euro	Buy	6/15/11	30,768	31,856	(1,088)
	Hong Kong Dollar	Sell	6/15/11	101,019	101,190	171
	Swiss Franc	Buy	6/15/11	108,298	106,932	1,366
Credit Suisse AG
	Australian Dollar	Buy	6/15/11	27,360	28,105	(745)
	British Pound	Sell	6/15/11	607,479	616,893	9,414
	Canadian Dollar	Buy	6/15/11	326,375	331,329	(4,954)
	Euro	Buy	6/15/11	137,304	142,110	(4,806)
	Japanese Yen	Buy	6/15/11	101,088	101,437	(349)
	Norwegian Krone	Sell	6/15/11	48,483	49,597	1,114
Deutsche Bank AG
	Australian Dollar	Buy	6/15/11	51,526	52,940	(1,414)
	Canadian Dollar	Sell	6/15/11	2,580	2,632	52
	Euro	Buy	6/15/11	12,508	12,950	(442)
Goldman Sachs International
	Australian Dollar	Buy	6/15/11	21,185	21,751	(566)
	British Pound	Buy	6/15/11	87,182	88,558	(1,376)
	Canadian Dollar	Sell	6/15/11	348,148	355,106	6,958
	Euro	Buy	6/15/11	303,075	313,693	(10,618)
	Japanese Yen	Sell	6/15/11	219,395	220,159	764
	Norwegian Krone	Buy	6/15/11	62,365	63,770	(1,405)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/11	195,584	198,682	3,098
	Norwegian Krone	Buy	6/15/11	110,903	113,624	(2,721)
JPMorgan Chase Bank, N.A.
	British Pound	Sell	6/15/11	152,980	155,326	2,346
	Canadian Dollar	Buy	6/15/11	366,618	374,026	(7,408)
	Euro	Sell	6/15/11	269,000	278,306	9,306
	Japanese Yen	Buy	6/15/11	120,896	121,330	(434)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/15/11	78,034	79,950	(1,916)
	British Pound	Sell	6/15/11	58,725	59,644	919
	Canadian Dollar	Buy	6/15/11	397,161	405,346	(8,185)
	Euro	Sell	6/15/11	140,611	145,501	4,890
	Japanese Yen	Sell	6/15/11	91,964	92,258	294
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/15/11	181,297	184,943	(3,646)
	Euro	Buy	6/15/11	158,295	163,903	(5,608)
UBS AG
	Australian Dollar	Buy	6/15/11	8,091	8,308	(217)
	British Pound	Sell	6/15/11	90,801	92,215	1,414
	Canadian Dollar	Sell	6/15/11	86,676	87,313	637
	Euro	Buy	6/15/11	53,340	58,537	(5,197)
	Norwegian Krone	Buy	6/15/11	195,934	200,386	(4,452)
	Swiss Franc	Buy	6/15/11	52,274	51,589	685
Westpac Banking Corp.
	Australian Dollar	Buy	6/15/11	49,503	50,800	(1,297)
	British Pound	Buy	6/15/11	21,055	21,389	(334)
	Canadian Dollar	Buy	6/15/11	142,293	145,179	(2,886)
	Euro	Buy	6/15/11	29,905	30,963	(1,058)
	Japanese Yen	Sell	6/15/11	168,197	168,805	608

Total						$(33,211)

Key to holding's abbreviations
ADR	American Depository Receipts
OAO	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $20,660,639.
(b)	The aggregate identified cost on a tax basis is $18,497,888, resulting in gross unrealized appreciation and depreciation of $2,655,030 and $217,613, respectively, or net unrealized appreciation of $2,437,417.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $259,682. The fund received cash collateral of $260,926 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $569 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,622,628 and $5,437,743, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $40,052 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY*

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	56.6%
	United Kingdom	24.1
	France	7.7
	Canada	4.6
	Japan	2.7
	Brazil	1.9
	Russia	1.0
	Australia	0.9
	China	0.5

	Total	100.0%
*	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At May 31, 2011, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.
	The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $5,100,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $37,722 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$12,459,264	$7,531,704	$—
Industrials	82,104	—	—
Information technology	62,125	—	—
Total common stocks	12,603,493	7,531,704	—
Short-term investments	$539,182	$260,926	$—

Totals by level	$13,142,675	$7,792,630	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(33,211)	$—

Totals by level	$—	$(33,211)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$51,952	$85,163

Total	$51,952	$85,163

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (94.4%)(a)
			Shares	Value

Capital markets (9.8%)

BlackRock, Inc.			362	$74,413

Goldman Sachs Group, Inc. (The)			987	138,901

Invesco, Ltd.			3,517	86,764

Julius Baer Group, Ltd. (Switzerland)			1,657	72,920

Macquarie Group, Ltd. (Australia)			1,647	59,856

Morgan Stanley			4,716	113,939

Schroders PLC (United Kingdom)			2,681	72,433

State Street Corp.			2,000	91,540

T. Rowe Price Group, Inc.			1,000	63,300

				774,066
Commercial banks (43.5%)

Australia & New Zealand Banking Group, Ltd. (Australia)			5,728	135,566

Banco Bradesco SA (Preference) (Brazil)(NON)			5,400	106,031

Banco Santander Central Hispano SA (Spain)			15,460	184,195

Barclays PLC (United Kingdom)			36,460	166,629

BNP Paribas SA (France)			2,747	214,775

China Construction Bank Corp. (China)			149,000	141,067

Comerica, Inc.			1,500	54,165

DBS Group Holdings, Ltd. (Singapore)			10,085	121,024

DnB NOR ASA (Norway)			7,601	114,581

Fifth Third Bancorp			2,100	27,426

HSBC Holdings PLC (London Exchange) (United Kingdom)			9,102	95,199

Industrial and Commercial Bank of China, Ltd. (China)			170,000	142,652

Kasikornbank PCL NVDR (Thailand)			17,200	70,678

Lloyds Banking Group PLC (United Kingdom)(NON)			35,236	30,221

Mitsubishi UFJ Financial Group, Inc. (Japan)			25,600	118,544

National Australia Bank, Ltd. (Australia)			5,400	152,782

National Bank of Canada (Canada)			974	81,384

PNC Financial Services Group, Inc.			850	53,057

Popular, Inc. (Puerto Rico)(NON)			12,900	37,410

Royal Bank of Canada (Canada)			3,110	181,759

Sberbank OJSC (Russia)(NON)(FWC)			42,841	151,541

Shinhan Financial Group Co., Ltd. (South Korea)			2,053	92,574

Societe Generale (France)			1,604	95,527

Standard Chartered PLC (United Kingdom)			8,132	218,137

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,000	86,955

SunTrust Banks, Inc.			1,732	48,721

Swedbank AB Class A (Sweden)			5,520	102,676

Toronto-Dominion Bank (Canada)			1,925	165,934

Wells Fargo & Co.			8,891	252,239

				3,443,449
Consumer finance (0.9%)

Discover Financial Services			2,799	66,728

				66,728
Diversified financial services (11.5%)

Bank of America Corp.			14,300	168,025

BGP Holdings PLC (Malta)(F)			82,319	118

Citigroup, Inc.(NON)			5,970	245,666

CME Group, Inc.			282	80,584

ING Groep NV (Netherlands)(NON)			10,710	129,701

JPMorgan Chase & Co.			4,147	179,316

ORIX Corp. (Japan)			750	71,900

Warsaw Stock Exchange (Poland)(NON)			1,927	38,003

				913,313
Household durables (0.5%)

Persimmon PLC (United Kingdom)			4,494	35,485

				35,485
Insurance (21.5%)

Aflac, Inc.			2,188	104,565

AIA Group, Ltd. (Hong Kong)(NON)			26,000	91,846

Allianz SE (Germany)			1,097	151,587

Assured Guaranty, Ltd. (Bermuda)			3,381	57,545

AXA SA (France)			7,707	164,948

Brown & Brown, Inc.			1,500	39,585

Employers Holdings, Inc.			2,200	36,542

Hartford Financial Services Group, Inc. (The)			3,217	85,733

Marsh & McLennan Cos., Inc.			3,500	107,345

MBIA, Inc.(NON)			3,000	26,400

MetLife, Inc.			2,700	119,070

Old Mutual PLC (United Kingdom)			21,140	45,883

Ping An Insurance (Group) Co. of China, Ltd. (China)			8,000	86,037

Progressive Corp. (The)			4,400	95,260

Prudential Financial, Inc.			1,337	85,274

Prudential PLC (United Kingdom)			8,936	108,698

SCOR (France)			3,348	92,942

Swiss Reinsurance Co., Ltd. (Switzerland)(NON)			2,105	125,607

XL Group PLC			3,372	79,782

				1,704,649
Real estate investment trusts (REITs) (3.6%)

Digital Realty Trust, Inc.(R)			875	54,574

Link REIT (The) (Hong Kong)(R)			14,749	50,180

ProLogis(R)			4,500	74,520

Simon Property Group, Inc.(R)			909	107,317

				286,591
Real estate management and development (3.1%)

Henderson Land Development Co., Ltd. (Hong Kong)			14,000	95,115

Mitsubishi Estate Co., Ltd. (Japan)			7,000	125,122

New World Development Co., Ltd. (Hong Kong)			—	—

Savills PLC (United Kingdom)			4,014	27,159

				247,396

Total Common stocks (cost $6,466,090)				$7,471,677

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.(W)	10/28/18	$42.42	3,709	$55,598

Total Warrants (cost $39,872)				$55,598

SHORT-TERM INVESTMENTS (5.2%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.07%(e)			411,233	$411,233

Total Short-term investments (cost $411,233)				$411,233

TOTAL INVESTMENTS

Total investments (cost $6,917,195)(b)				$7,938,508

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $3,037,242) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	6/15/11	$27,356	$28,108	$(752)
	British Pound	Sell	6/15/11	42,110	42,782	672
	Canadian Dollar	Sell	6/15/11	22,495	22,958	463
	Euro	Sell	6/15/11	15,953	16,530	577
	Hong Kong Dollar	Sell	6/15/11	40,943	40,994	51
	Japanese Yen	Buy	6/15/11	42,630	42,777	(147)
	Norwegian Krone	Sell	6/15/11	48,586	49,741	1,155
	Swedish Krona	Buy	6/15/11	21,692	22,134	(442)
	Swiss Franc	Buy	6/15/11	39,616	39,109	507
Citibank, N.A.
	British Pound	Buy	6/15/11	57,243	58,144	(901)
	Canadian Dollar	Buy	6/15/11	12,382	12,630	(248)
	Danish Krone	Buy	6/15/11	22,180	21,890	290
	Euro	Sell	6/15/11	106,209	110,009	3,800
	Hong Kong Dollar	Sell	6/15/11	243,422	243,696	274
	Norwegian Krone	Sell	6/15/11	24,293	23,852	(441)
	Singapore Dollar	Buy	6/15/11	29,913	30,139	(226)
	Swiss Franc	Sell	6/15/11	118,849	117,348	(1,501)
Credit Suisse AG
	Australian Dollar	Buy	6/15/11	110,912	113,952	(3,040)
	British Pound	Sell	6/15/11	34,708	35,246	538
	Canadian Dollar	Buy	6/15/11	121,347	123,795	(2,448)
	Euro	Sell	6/15/11	33,343	34,523	1,180
	Japanese Yen	Sell	6/15/11	6,152	6,173	21
	Norwegian Krone	Buy	6/15/11	59,945	61,333	(1,388)
	Swiss Franc	Buy	6/15/11	469	463	6
Deutsche Bank AG
	Australian Dollar	Buy	6/15/11	29,804	30,626	(822)
	Euro	Buy	6/15/11	69,130	71,597	(2,467)
	Swedish Krona	Sell	6/15/11	5,775	5,891	116
	Swiss Franc	Buy	6/15/11	37,272	36,796	476
Goldman Sachs International
	British Pound	Sell	6/15/11	5,593	5,681	88
	Euro	Sell	6/15/11	22,420	23,176	756
	Japanese Yen	Buy	6/15/11	80,372	80,464	(92)
	Norwegian Krone	Sell	6/15/11	44,213	45,217	1,004
	Swedish Krona	Buy	6/15/11	19,023	19,396	(373)
	Swiss Franc	Buy	6/15/11	58,135	57,393	742
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	6/15/11	35,445	36,323	878
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/15/11	103,355	105,909	(2,554)
	British Pound	Buy	6/15/11	116,953	118,786	(1,833)
	Canadian Dollar	Buy	6/15/11	18,367	18,746	(379)
	Euro	Buy	6/15/11	143,864	148,923	(5,059)
	Israeli Shekel	Buy	6/15/11	5,586	5,660	(74)
	Japanese Yen	Buy	6/15/11	48,298	48,452	(154)
	Swiss Franc	Buy	6/15/11	86,734	85,603	1,131
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/15/11	89,565	91,367	(1,802)
	Euro	Buy	6/15/11	63,237	65,501	(2,264)
	Israeli Shekel	Buy	6/15/11	5,615	5,698	(83)
	Swedish Krona	Buy	6/15/11	18,036	18,394	(358)
UBS AG
	Australian Dollar	Buy	6/15/11	47,260	48,538	(1,278)
	British Pound	Sell	6/15/11	104,288	105,914	1,626
	Canadian Dollar	Sell	6/15/11	28,789	29,363	574
	Euro	Buy	6/15/11	170,740	176,750	(6,010)
	Israeli Shekel	Buy	6/15/11	5,615	5,692	(77)
	Norwegian Krone	Sell	6/15/11	17,344	17,741	397
	Swiss Franc	Buy	6/15/11	29,419	29,033	386
Westpac Banking Corp.
	Australian Dollar	Buy	6/15/11	24,269	24,909	(640)
	British Pound	Sell	6/15/11	1,974	2,005	31
	Canadian Dollar	Buy	6/15/11	79,040	80,643	(1,603)
	Euro	Sell	6/15/11	58,925	61,033	2,108
	Japanese Yen	Buy	6/15/11	31,582	31,696	(114)

Total						$(19,723)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
basket	826		4/9/12	(1 month USD-LIBOR-BBA plus 40 bps)	A basket (GSCBPBAT) of common stocks	$(689)

Total						$(689)

Key to holding's abbreviations
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 31, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $7,912,777.
(b)	The aggregate identified cost on a tax basis is $6,954,382, resulting in gross unrealized appreciation and depreciation of $1,151,819 and $167,693, respectively, or net unrealized appreciation of $984,126.
(FWC)	Forward commitment, in part or in entirety.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $129 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,685,044 and $2,397,654, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
	At the close of the reporting period, the fund maintained liquid assets totaling $23,498 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	40.7%
	United Kingdom	10.1
	France	7.1
	Canada	5.4
	Japan	5.1
	China	4.7
	Australia	4.4
	Hong Kong	3.0
	Switzerland	2.5
	Spain	2.3
	Germany	1.9
	Russia	1.9
	Netherlands	1.6
	Singapore	1.5
	Norway	1.4
	Brazil	1.3
	Sweden	1.3
	South Korea	1.2
	Thailand	0.9
	Bermuda	0.7
	Poland	0.5
	Puerto Rico	0.5

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $2,600,000 on forward currency contracts for the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $100,000 on total return swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $25,855 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$—	$35,485	$—
Financials	3,390,814	4,045,260	118
Total common stocks	3,390,814	4,080,745	118
Warrants	55,598	$—	$—
Short-term investments	411,233	—	—

Totals by level	$3,857,645	$4,080,745	$118

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	(19,723)	$—
Total return swap contracts		(689)

Totals by level	$—	$(20,412)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$19,847	$39,570
Equity contracts	55,598	689

Total	$75,445	$40,259

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Aerospace and defense (23.6%)

Cobham PLC (United Kingdom)		14,820	$55,341

Embraer SA ADR (Brazil)		13,500	435,915

General Dynamics Corp.		3,800	282,036

Goodrich Corp.		1,600	139,664

Honeywell International, Inc.		13,000	774,150

L-3 Communications Holdings, Inc.		4,000	326,600

MTU Aero Engines Holding AG (Germany)		4,228	323,987

Northrop Grumman Corp.		13,100	855,299

Precision Castparts Corp.		3,700	581,270

Raytheon Co.		1,755	88,417

Rockwell Collins, Inc.		1,200	73,356

Safran SA (France)		10,608	433,298

Textron, Inc.		1,700	38,896

United Technologies Corp.		1,867	163,867

			4,572,096
Air freight and logistics (1.5%)

Deutsche Post AG (Germany)		9,053	170,511

FedEx Corp.		400	37,456

PostNL (Netherlands)		3,581	37,585

TNT Express NV (Netherlands)(NON)		3,581	50,722

			296,274
Airlines (5.4%)

China Southern Airlines Co., Ltd. (China)(NON)		392,000	203,196

Deutsche Lufthansa AG (Germany)		13,717	298,176

Qantas Airways, Ltd. (Australia)(NON)		34,420	77,260

US Airways Group, Inc.(NON)		51,100	465,010

			1,043,642
Auto components (0.8%)

Aisin Seiki Co., Ltd. (Japan)		4,200	155,693

			155,693
Automobiles (1.6%)

Daimler AG (Registered Shares) (Germany)		1,348	95,137

Fiat SpA (Italy)		19,439	208,270

			303,407
Building products (0.2%)

Daikin Industries, Ltd. (Japan)		1,400	46,800

			46,800
Commercial services and supplies (0.3%)

Iron Mountain, Inc.		1,500	51,015

			51,015
Construction and engineering (1.4%)

Daelim Industrial Co., Ltd. (South Korea)		885	87,286

Fluor Corp.		1,700	117,181

KEPCO Engineering & Construction Co., Inc. (South Korea)		1,265	70,480

			274,947
Construction materials (0.6%)

China Shanshui Cement Group, Ltd. (China)		104,000	112,454

			112,454
Electrical equipment (9.1%)

Babcock & Wilcox Co.(NON)		1,450	40,673

Cooper Industries PLC		5,300	333,105

Emerson Electric Co.		7,600	414,580

Mitsubishi Electric Corp. (Japan)		35,000	395,156

Schneider Electric SA (France)		2,345	386,891

Sensata Technologies Holding NV (Netherlands)(NON)		3,670	133,148

Sun King Power Electronics Group (China)(NON)		300,000	56,315

Xinjiang Goldwind Science & Technology Co., Ltd. (China)		1,600	2,211

			1,762,079
Electronic equipment, instruments, and components (1.0%)

Hollysys Automation Technologies, Ltd. (China)(NON)		2,200	19,360

Yokogawa Electric Corp. (Japan)		22,000	173,578

			192,938
Independent power producers and energy traders (0.4%)

China WindPower Group, Ltd. (China)(NON)		730,000	74,185

			74,185
Industrial conglomerates (17.5%)

General Electric Co.		93,499	1,836,320

Siemens AG (Germany)		8,094	1,082,433

Tyco International, Ltd.		9,900	488,565

			3,407,318
IT Services (0.4%)

Mantech International Corp. Class A(NON)		1,100	49,522

SAIC, Inc.(NON)		1,600	28,096

			77,618
Machinery (28.4%)

China National Materials Co., Ltd. (China)		77,000	72,235

Cummins, Inc.		900	94,716

Dover Corp.		1,100	73,953

Eaton Corp.		7,100	366,857

Fiat Industrial SpA (Italy)(NON)		24,826	328,142

Flowserve Corp.		400	48,492

Hitachi Construction Machinery Co., Ltd. (Japan)		4,600	97,236

Illinois Tool Works, Inc.		7,800	447,096

Ingersoll-Rand PLC		19,100	953,090

Joy Global, Inc.		2,800	251,020

Lonking Holdings, Ltd. (China)		156,000	87,979

Metso OYJ (Finland)		8,326	480,401

Parker Hannifin Corp.		11,550	1,026,218

Sumitomo Heavy Industries, Ltd. (Japan)		43,000	298,121

Vallourec SA (France)		679	85,454

Volvo AB Class B (Sweden)		40,226	727,863

Zardoya Otis SA (Spain)		4,788	80,322

			5,519,195
Road and rail (3.1%)

Avis Budget Group, Inc.(NON)		4,100	72,119

Canadian National Railway Co. (Canada)		1,436	112,310

CSX Corp.		2,200	174,460

Swift Transportation Co.(NON)		18,500	250,675

			609,564
Semiconductors and semiconductor equipment (0.3%)

First Solar, Inc.(NON)(S)		400	49,700

			49,700
Trading companies and distributors (2.6%)

Mitsubishi Corp. (Japan)		2,700	68,359

Mitsui & Co., Ltd. (Japan)		15,900	272,058

Rexel SA (France)(NON)		4,014	102,397

WESCO International, Inc.(NON)		1,100	61,156

			503,970

Total Common stocks (cost $16,809,316)			$19,052,895

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Caterpillar, Inc. (Put)	Jun-11/$95.00	50,919	$9,843

General Electric Co. (Call)	Jul-11/23.00	626,854	5,015

Total Purchased options outstanding (cost $47,750)			$14,858

SHORT-TERM INVESTMENTS (1.9%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)		37,200	$37,200

Putnam Money Market Liquidity Fund 0.07%(e)		330,488	330,488

Total Short-term investments (cost $367,688)			$367,688

TOTAL INVESTMENTS

Total investments (cost $17,224,754)(b)			$19,435,441

WRITTEN OPTIONS OUTSTANDING at 5/31/11 (premiums received $12,730) (Unaudited)

	Expiration date/	Contract
	strike price	amount	Value

Caterpillar, Inc. (Put)	Jun-11/$90.00	50,919	$3,203

Total			$3,203

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $8,050,579) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/15/11	$43,222	$44,403	$(1,181)
	British Pound	Sell	6/15/11	18,259	18,545	286
	Canadian Dollar	Buy	6/15/11	56,030	57,160	(1,130)
	Euro	Buy	6/15/11	53,052	54,950	(1,898)
	Norwegian Krone	Buy	6/15/11	6,635	6,785	(150)
	Singapore Dollar	Buy	6/15/11	47,504	47,838	(334)
	Swedish Krona	Buy	6/15/11	57,268	57,640	(372)
	Swiss Franc	Buy	6/15/11	81,341	80,248	1,093
Barclays Bank PLC
	Australian Dollar	Buy	6/15/11	41,412	42,545	(1,133)
	British Pound	Buy	6/15/11	98,697	100,271	(1,574)
	Canadian Dollar	Buy	6/15/11	49,013	50,024	(1,011)
	Euro	Buy	6/15/11	118,757	123,006	(4,249)
	Hong Kong Dollar	Buy	6/15/11	38,139	38,187	(48)
	Japanese Yen	Buy	6/15/11	273,616	274,562	(946)
	Swedish Krona	Sell	6/15/11	53,952	55,046	1,094
Citibank, N.A.
	British Pound	Buy	6/15/11	126,496	128,485	(1,989)
	Canadian Dollar	Sell	6/15/11	19,605	19,998	393
	Danish Krone	Buy	6/15/11	199,920	207,014	(7,094)
	Euro	Sell	6/15/11	461,944	478,294	16,350
	Hong Kong Dollar	Sell	6/15/11	533,899	534,574	675
	Singapore Dollar	Sell	6/15/11	10,863	10,945	82
	Swedish Krona	Buy	6/15/11	7,231	7,376	(145)
	Swiss Franc	Buy	6/15/11	182,959	180,650	2,309
Credit Suisse AG
	British Pound	Buy	6/15/11	75,668	76,840	(1,172)
	Canadian Dollar	Buy	6/15/11	86,573	88,320	(1,747)
	Euro	Sell	6/15/11	85,833	88,837	3,004
	Japanese Yen	Buy	6/15/11	146,884	147,391	(507)
	Norwegian Krone	Buy	6/15/11	14,048	14,371	(323)
	Swedish Krona	Buy	6/15/11	18,976	19,353	(377)
	Swiss Franc	Buy	6/15/11	48,523	47,919	604
Deutsche Bank AG
	Euro	Buy	6/15/11	19,841	20,541	(700)
	Swedish Krona	Buy	6/15/11	110,638	112,857	(2,219)
	Swiss Franc	Buy	6/15/11	94,468	93,263	1,205
Goldman Sachs International
	Australian Dollar	Buy	6/15/11	45,671	46,890	(1,219)
	British Pound	Sell	6/15/11	29,609	30,076	467
	Canadian Dollar	Sell	6/15/11	37,044	37,784	740
	Euro	Sell	6/15/11	102,223	105,852	3,629
	Japanese Yen	Buy	6/15/11	601,182	602,496	(1,314)
	Norwegian Krone	Buy	6/15/11	21,610	22,097	(487)
	Swedish Krona	Buy	6/15/11	11,729	11,958	(229)
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/15/11	26,402	27,119	(717)
	British Pound	Buy	6/15/11	167,127	169,774	(2,647)
	Euro	Sell	6/15/11	41,838	43,323	1,485
	Hong Kong Dollar	Buy	6/15/11	195,467	195,709	(242)
	Norwegian Krone	Sell	6/15/11	15,420	15,798	378
	Singapore Dollar	Buy	6/15/11	65,743	66,207	(464)
	Swiss Franc	Buy	6/15/11	42,429	41,883	546
JPMorgan Chase Bank, N.A.
	British Pound	Sell	6/15/11	14,969	15,199	230
	Canadian Dollar	Buy	6/15/11	22,598	23,054	(456)
	Euro	Sell	6/15/11	281,796	291,544	9,748
	Hong Kong Dollar	Sell	6/15/11	122,596	122,755	159
	Japanese Yen	Buy	6/15/11	359,459	360,748	(1,289)
	Norwegian Krone	Sell	6/15/11	18,051	18,467	416
	Singapore Dollar	Buy	6/15/11	230,141	231,898	(1,757)
	Swedish Krona	Buy	6/15/11	58,013	59,165	(1,152)
	Swiss Franc	Buy	6/15/11	107,244	105,873	1,371
Royal Bank of Scotland PLC (The)
	British Pound	Buy	6/15/11	227,825	229,646	(1,821)
	Canadian Dollar	Buy	6/15/11	27,035	27,592	(557)
	Euro	Buy	6/15/11	20,560	21,275	(715)
	Japanese Yen	Buy	6/15/11	198,090	198,723	(633)
	Swedish Krona	Buy	6/15/11	16	17	(1)
	Swiss Franc	Buy	6/15/11	61,299	60,500	799
State Street Bank and Trust Co.
	Australian Dollar	Sell	6/15/11	12,881	13,232	351
	Canadian Dollar	Buy	6/15/11	88,843	90,630	(1,787)
	Euro	Sell	6/15/11	272,595	282,252	9,657
	Swedish Krona	Sell	6/15/11	47,578	48,518	940
UBS AG
	Australian Dollar	Buy	6/15/11	29,170	29,953	(783)
	British Pound	Buy	6/15/11	96,065	97,561	(1,496)
	Canadian Dollar	Buy	6/15/11	25,900	26,416	(516)
	Euro	Sell	6/15/11	261,380	270,481	9,101
	Japanese Yen	Buy	6/15/11	65,906	66,125	(219)
	Norwegian Krone	Buy	6/15/11	14,197	14,519	(322)
	Swiss Franc	Buy	6/15/11	52,860	52,167	693
Westpac Banking Corp.
	British Pound	Buy	6/15/11	88,663	90,067	(1,404)
	Canadian Dollar	Buy	6/15/11	57,474	58,640	(1,166)
	Euro	Buy	6/15/11	292,004	302,335	(10,331)
	Japanese Yen	Sell	6/15/11	24,892	24,982	90
	Swedish Krona	Sell	6/15/11	69,628	71,041	1,413

Total						$5,285

Key to holding's abbreviations
ADR	American Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $19,409,428.
(b)	The aggregate identified cost on a tax basis is $17,270,765, resulting in gross unrealized appreciation and depreciation of $2,442,440 and $277,764, respectively, or net unrealized appreciation of $2,164,676.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $37,275. The fund received cash collateral of $37,200 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $412 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,816,349 and $8,530,355, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $4,610,828 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY*

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	58.8%
	Germany	10.2
	Japan	7.8
	France	5.2
	Sweden	3.8
	China	3.2
	Italy	2.8
	Finland	2.5
	Brazil	2.2
	Netherlands	1.1
	South Korea	0.8
	Canada	0.6
	Other	1.0

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund uses options contracts to further express our fundamental opinion on stocks we own or actively cover.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 400,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $5,700,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $29,770 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$—	$459,100	$—
Industrials	11,646,270	6,440,630	—
Information technology	146,678	173,578	—
Materials	—	112,454	—
Utilities	—	74,185	—
Total common stocks	11,792,948	7,259,947	—
Purchased options outstanding	—	14,858	—
Short-term investments	330,488	37,200	—

Totals by level	$12,123,436	$7,312,005	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,285	$—
Written options	—	(3,203)	—

Totals by level	$—	$2,082	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$69,308	$64,023
Equity contracts	14,858	3,203

Total	$84,166	$67,226

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (96.7%)(a)
			Shares	Value

Aerospace and defense (0.9%)

L-3 Communications Holdings, Inc.			1,500	$122,475

				122,475
Communications equipment (18.3%)

ADTRAN, Inc.			700	30,002

Alcatel-Lucent ADR (France)(NON)(S)			16,585	94,037

Cisco Systems, Inc.			51,130	858,984

HTC Corp. (Taiwan)			100	4,274

Qualcomm, Inc.			15,371	900,587

Sycamore Networks, Inc.			3,900	94,536

Telefonaktiebolaget LM Ericsson ADR (Sweden)			32,569	483,324

Wistron NeWeb Corp. (Taiwan)			4,000	15,609

				2,481,353
Computers and peripherals (25.3%)

Apple, Inc.(NON)			5,230	1,819,145

Compal Electronics, Inc. (Taiwan)			217	264

EMC Corp.(NON)			17,051	485,442

Fujitsu, Ltd. (Japan)			13,000	68,518

Hewlett-Packard Co.			16,710	624,620

SanDisk Corp.(NON)			5,376	255,468

Stratasys, Inc.(NON)			800	28,160

Toshiba Corp. (Japan)			27,000	144,214

Wistron Corp. (Taiwan)			553	1,044

				3,426,875
Diversified telecommunication services (1.7%)

Verizon Communications, Inc.			6,320	233,398

				233,398
Electronic equipment, instruments, and components (8.5%)

Corning, Inc.			24,516	493,997

Fuji Photo Film Cos., Ltd. (Japan)			800	23,674

Hitachi, Ltd. (Japan)			34,000	195,118

KEMET Corp.(NON)			3,000	44,160

Kyocera Corp. (Japan)			1,200	126,248

Multi-Fineline Electronix, Inc.(NON)			2,000	42,380

Murata Manufacturing Co., Ltd. (Japan)			1,300	82,066

Nippon Electric Glass Co., Ltd. (Japan)			9,000	127,589

TE Connectivity, Ltd. (Switzerland)			600	22,098

				1,157,330
Household durables (0.6%)

Alpine Electronics, Inc. (Japan)			1,700	22,782

Skyworth Digital Holdings, Ltd. (China)			78,000	50,605

				73,387
Internet software and services (8.3%)

eBay, Inc.(NON)			1,000	31,170

Google, Inc. Class A(NON)			1,645	870,238

Mail.ru Group, Ltd. 144A GDR (Russia)			353	12,212

Tencent Holdings, Ltd. (China)			1,200	34,592

VeriSign, Inc.			4,180	146,384

Yahoo!, Inc.(NON)			1,800	29,790

				1,124,386
IT Services (6.4%)

Accenture PLC Class A			603	34,606

Automatic Data Processing, Inc.			692	38,136

IBM Corp.			1,942	328,062

Mastercard, Inc. Class A			615	176,536

Visa, Inc. Class A			2,804	227,292

Western Union Co. (The)			3,201	65,813

				870,445
Leisure equipment and products (0.6%)

Nikon Corp. (Japan)			3,100	72,791

				72,791
Media (0.3%)

CyberAgent, Inc. (Japan)			10	34,198

				34,198
Office electronics (1.0%)

Canon, Inc. (Japan)			800	38,595

Canon, Inc. ADR (Japan)			2,112	101,334

				139,929
Semiconductors and semiconductor equipment (4.6%)

ASML Holding NV (Netherlands)			1,923	74,999

Cymer, Inc.(NON)			400	19,148

Elpida Memory, Inc. (Japan)(NON)			2,200	30,553

First Solar, Inc.(NON)(S)			1,238	153,822

Kinsus Interconnect Technology Corp. (Taiwan)			5,000	22,619

Lam Research Corp.(NON)			2,200	103,389

Samsung Electronics Co., Ltd. (South Korea)			126	105,616

Sumco Corp. (Japan)(NON)			1,400	25,269

Texas Instruments, Inc.			800	28,240

Tokyo Electron, Ltd. (Japan)			1,100	60,858

				624,513
Software (19.6%)

Adobe Systems, Inc.(NON)			7,900	273,577

Autonomy Corp. PLC (United Kingdom)(NON)			3,212	95,122

BMC Software, Inc.(NON)			2,836	158,334

CA, Inc.			7,800	182,520

Microsoft Corp.			28,019	700,755

Nintendo Co., Ltd. (Japan)			500	116,659

Nintendo Co., Ltd. ADR (Japan)(S)			2,425	70,083

Oracle Corp.			22,895	783,467

Red Hat, Inc.(NON)			715	31,174

SAP AG (Germany)			702	43,653

Symantec Corp.(NON)			7,973	155,872

Synchronoss Technologies, Inc.(NON)			600	19,179

VMware, Inc. Class A(NON)			321	31,240

				2,661,635
Specialty retail (0.6%)

Best Buy Co., Inc.			2,600	82,576

				82,576

Total Common stocks (cost $11,058,481)				$13,105,291

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharti Airtel, Ltd. 144A (India)	2/28/14	$0.00	7,887	$65,511

Total Warrants (cost $59,716)				$65,511

SHORT-TERM INVESTMENTS (4.2%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)			284,750	$284,750

Putnam Money Market Liquidity Fund 0.07%(e)			281,345	281,345

Total Short-term investments (cost $566,095)				$566,095

TOTAL INVESTMENTS

Total investments (cost $11,684,292)(b)				$13,736,897

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $2,325,398) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Sell	6/15/11	$39,808	$40,430	$622
	Canadian Dollar	Buy	6/15/11	22,185	22,632	(447)
	Euro	Buy	6/15/11	166,634	172,593	(5,959)
	Swedish Krona	Buy	6/15/11	1,747	1,459	288
Barclays Bank PLC
	Euro	Sell	6/15/11	17,109	19,524	2,415
	Hong Kong Dollar	Sell	6/15/11	66,043	66,126	83
	Japanese Yen	Buy	6/15/11	51,621	51,799	(178)
	Swedish Krona	Buy	6/15/11	922	941	(19)
	Swiss Franc	Sell	6/15/11	38,326	37,836	(490)
Citibank, N.A.
	British Pound	Buy	6/15/11	63,001	63,992	(991)
	Canadian Dollar	Sell	6/15/11	20,843	21,261	418
	Euro	Sell	6/15/11	8,770	9,081	311
Credit Suisse AG
	Euro	Sell	6/15/11	28,323	29,315	992
	Japanese Yen	Buy	6/15/11	189,068	189,720	(652)
	Swiss Franc	Buy	6/15/11	51,922	51,276	646
Deutsche Bank AG
	Canadian Dollar	Buy	6/15/11	24,145	24,632	(487)
	Euro	Sell	6/15/11	3,451	3,572	121
Goldman Sachs International
	Euro	Buy	6/15/11	51,183	53,001	(1,818)
	Japanese Yen	Sell	6/15/11	18,684	18,749	65
	Swedish Krona	Sell	6/15/11	16,598	14,535	(2,063)
HSBC Bank USA, National Association
	Euro	Buy	6/15/11	119,907	124,162	(4,255)
	Hong Kong Dollar	Buy	6/15/11	8,153	8,163	(10)
JPMorgan Chase Bank, N.A.
	British Pound	Buy	6/15/11	60,863	61,796	(933)
	Canadian Dollar	Sell	6/15/11	722	737	15
	Euro	Buy	6/15/11	28,036	29,006	(970)
	Japanese Yen	Buy	6/15/11	117,279	117,700	(421)
	Swedish Krona	Sell	6/15/11	81,616	83,237	1,621
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Sell	6/15/11	1,341	1,369	28
	Euro	Buy	6/15/11	127,096	131,516	(4,420)
	Japanese Yen	Sell	6/15/11	282,830	283,734	904
	Swedish Krona	Sell	6/15/11	41,641	42,461	820
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/15/11	42,306	43,157	(851)
	Euro	Buy	6/15/11	40,113	41,534	(1,421)
	Swedish Krona	Sell	6/15/11	105,219	107,298	2,079
UBS AG
	British Pound	Buy	6/15/11	18,423	18,710	(287)
	Canadian Dollar	Buy	6/15/11	65,007	66,304	(1,297)
	Euro	Buy	6/15/11	95,466	96,222	(756)
Westpac Banking Corp.
	British Pound	Sell	6/15/11	51,980	52,804	824
	Canadian Dollar	Buy	6/15/11	34,258	34,953	(695)
	Euro	Sell	6/15/11	24,154	25,008	854
	Japanese Yen	Buy	6/15/11	18,220	18,286	(66)
	Swedish Krona	Sell	6/15/11	43,873	44,767	894

Total						$(15,486)

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $13,556,293.
(b)	The aggregate identified cost on a tax basis is $11,746,211, resulting in gross unrealized appreciation and depreciation of $2,400,847 and $410,161, respectively, or net unrealized appreciation of $1,990,686.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $279,295. The fund received cash collateral of $284,750 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $342 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,191,742 and $4,910,397, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $20,850 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	81.7%
	Japan	10.0
	Sweden	3.6
	South Korea	0.8
	United Kingdom	0.7
	France	0.7
	China	0.6
	Netherlands	0.6
	India	0.5
	other	0.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $2,000,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $20,093 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$82,576	$180,376	$—
Industrials	122,475	—	—
Information technology	11,037,101	1,449,365	—
Telecommunication services	233,398	—	—
Total common stocks	11,475,550	1,629,741	—
Warrants	$—	$65,511	$—
Short-term investments	281,345	284,750	—

Totals by level	$11,756,895	$1,980,002	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(15,486)	$—

Totals by level	$—	$(15,486)	$—

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$14,000	$29,486
Equity contracts	65,511	—

Total	$79,511	$29,486

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value

Communications equipment (2.4%)

Qualcomm, Inc.	3,900	$228,501

		228,501
Diversified telecommunication services (45.4%)

AT&T, Inc.	44,866	1,415,971

BT Group PLC (United Kingdom)	51,738	171,409

CenturyTel, Inc.	5,300	228,907

Deutsche Telekom AG (Germany)	10,419	155,138

Hutchison Telecommunications Hong Kong Holdings, Ltd. (Hong Kong)	584,000	190,903

Koninklijke (Royal) KPN NV (Netherlands)	17,323	254,592

Swisscom AG (Switzerland)	440	202,570

TDC A/S (Denmark)(NON)	8,021	73,002

Telefonica SA (Spain)	11,940	289,944

Telenet Group Holding NV (Belgium)(NON)	6,543	297,875

Verizon Communications, Inc.	30,118	1,112,258

		4,392,569
Internet software and services (1.9%)

Telecity Group PLC (United Kingdom)(NON)	20,231	181,112

		181,112
IT Services (0.4%)

InterXion Holding NV (Netherlands)(NON)	2,600	36,686

		36,686
Media (16.4%)

Comcast Corp. Class A	14,383	363,027

DIRECTV Class A(NON)	4,200	211,092

Kabel Deutschland Holding AG (Germany)(NON)	5,127	349,987

Time Warner Cable, Inc.	1,700	131,274

Virgin Media, Inc. (United Kingdom)	10,900	355,558

Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (Portugal)	34,592	170,164

		1,581,102
Wireless telecommunication services (29.0%)

M1, Ltd. (Singapore)	99,000	195,018

Mobile Telesystems ADR (Russia)	10,400	210,808

NTT DoCoMo, Inc. (Japan)	271	507,049

Softbank Corp. (Japan)	8,500	330,624

Sprint Nextel Corp.(NON)	35,878	209,886

Vodafone Group PLC (United Kingdom)	483,849	1,347,249

		2,800,634

Total Common stocks (cost $7,717,798)		$9,220,604

SHORT-TERM INVESTMENTS (5.7%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.07%(e)	551,118	$551,118

Total Short-term investments (cost $551,118)		$551,118

TOTAL INVESTMENTS

Total investments (cost $8,268,916)(b)		$9,771,722

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $3,703,693) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/15/11	$44,074	$45,278	$(1,204)
	British Pound	Buy	6/15/11	7,073	7,184	(111)
	Euro	Buy	6/15/11	223,855	231,862	(8,007)
	Norwegian Krone	Buy	6/15/11	9,007	9,211	(204)
	Swedish Krona	Buy	6/15/11	11,696	11,935	(239)
Barclays Bank PLC
	Australian Dollar	Buy	6/15/11	47,587	48,889	(1,302)
	British Pound	Sell	6/15/11	12,008	12,200	192
	Canadian Dollar	Buy	6/15/11	13,517	13,796	(279)
	Euro	Buy	6/15/11	48,883	50,632	(1,749)
	Hong Kong Dollar	Buy	6/15/11	37,033	37,080	(47)
	Japanese Yen	Buy	6/15/11	10,644	10,680	(36)
	Norwegian Krone	Buy	6/15/11	21,221	21,721	(500)
	Singapore Dollar	Buy	6/15/11	14,024	14,125	(101)
	Swedish Krona	Buy	6/15/11	20,772	21,193	(421)
	Swiss Franc	Buy	6/15/11	23,441	22,653	788
Citibank, N.A.
	Australian Dollar	Sell	6/15/11	66,536	68,334	1,798
	British Pound	Sell	6/15/11	103,138	104,604	1,466
	Danish Krone	Sell	6/15/11	72,176	74,824	2,648
	Euro	Buy	6/15/11	100,066	103,608	(3,542)
	Hong Kong Dollar	Sell	6/15/11	118,751	118,946	195
	Singapore Dollar	Sell	6/15/11	31,453	31,691	238
	Swedish Krona	Buy	6/15/11	12,829	13,085	(256)
	Swiss Franc	Sell	6/15/11	56,025	55,318	(707)
Credit Suisse AG
	British Pound	Sell	6/15/11	106,428	108,077	1,649
	Canadian Dollar	Buy	6/15/11	36,631	36,266	365
	Euro	Buy	6/15/11	45,145	46,725	(1,580)
	Japanese Yen	Sell	6/15/11	68,880	69,118	238
	Norwegian Krone	Buy	6/15/11	32,915	33,671	(756)
	Swedish Krona	Buy	6/15/11	13,136	13,397	(261)
Deutsche Bank AG
	Australian Dollar	Buy	6/15/11	16,607	17,063	(456)
	Euro	Sell	6/15/11	39,682	41,083	1,401
	Swedish Krona	Buy	6/15/11	61,539	62,773	(1,234)
Goldman Sachs International
	British Pound	Buy	6/15/11	63,988	64,998	(1,010)
	Euro	Buy	6/15/11	109,124	112,883	(3,759)
	Japanese Yen	Buy	6/15/11	295,966	296,821	(855)
	Norwegian Krone	Buy	6/15/11	10,119	10,347	(228)
	Swedish Krona	Buy	6/15/11	11,567	11,793	(226)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/11	19,081	19,384	303
	Hong Kong Dollar	Sell	6/15/11	26,335	26,367	32
	New Zealand Dollar	Buy	6/15/11	12,419	11,949	470
	Singapore Dollar	Buy	6/15/11	17,996	18,123	(127)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	6/15/11	14,904	15,303	(399)
	British Pound	Sell	6/15/11	6,251	6,347	96
	Canadian Dollar	Buy	6/15/11	27,551	28,107	(556)
	Euro	Buy	6/15/11	38,963	40,310	(1,347)
	Hong Kong Dollar	Sell	6/15/11	44,132	44,189	57
	Japanese Yen	Sell	6/15/11	123,703	124,147	444
	Singapore Dollar	Sell	6/15/11	26,427	26,629	202
	Swedish Krona	Buy	6/15/11	34,830	35,522	(692)
	Swiss Franc	Sell	6/15/11	109,588	108,187	(1,401)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/15/11	21,398	21,923	(525)
	British Pound	Sell	6/15/11	26,155	27,300	1,145
	Canadian Dollar	Buy	6/15/11	17,748	18,114	(366)
	Euro	Buy	6/15/11	114,444	118,424	(3,980)
	Israeli Shekel	Buy	6/15/11	27,521	27,887	(366)
	Japanese Yen	Buy	6/15/11	19,908	20,237	(329)
	Swedish Krona	Buy	6/15/11	23,975	24,447	(472)
	Swiss Franc	Buy	6/15/11	12,658	12,493	165
State Street Bank and Trust Co.
	Canadian Dollar	Buy	6/15/11	129,601	132,208	(2,607)
	Euro	Sell	6/15/11	185,899	192,485	6,586
	Israeli Shekel	Buy	6/15/11	10,735	10,894	(159)
	Swedish Krona	Buy	6/15/11	17,698	18,048	(350)
UBS AG
	British Pound	Buy	6/15/11	31,090	31,574	(484)
	Canadian Dollar	Buy	6/15/11	35,393	36,099	(706)
	Euro	Buy	6/15/11	78,357	81,642	(3,285)
	Israeli Shekel	Buy	6/15/11	10,735	10,882	(147)
	Norwegian Krone	Buy	6/15/11	28,764	29,417	(653)
	Swiss Franc	Buy	6/15/11	16,760	16,541	219
Westpac Banking Corp.
	Australian Dollar	Buy	6/15/11	21,292	21,850	(558)
	British Pound	Buy	6/15/11	41,288	41,942	(654)
	Canadian Dollar	Buy	6/15/11	56,236	57,377	(1,141)
	Euro	Buy	6/15/11	103,948	107,626	(3,678)
	Japanese Yen	Sell	6/15/11	85,548	85,855	307

Total						$(33,048)

Key to holding's abbreviations
ADR

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $9,656,454.
(b)	The aggregate identified cost on a tax basis is $8,272,767, resulting in gross unrealized appreciation and depreciation of $1,548,095 and $49,140, respectively, or net unrealized appreciation of $1,498,955.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $197 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,617,184 and $2,169,459, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $39,818 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY*

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	45.5%
	United Kingdom	21.0
	Japan	8.6
	Germany	5.2
	Belgium	3.0
	Netherlands	3.0
	Spain	3.0
	Russia	2.2
	Switzerland	2.1
	Singapore	2.0
	Hong Kong	2.0
	Portugal	1.7
	Denmark	0.7

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $2,900,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $39,036 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,060,951	$520,151	$—
Information technology	265,187	181,112	—
Telecommunication services	3,177,830	4,015,373	—
Total common stocks	4,503,968	4,716,636	—
Short-term investments	551,118	—	—

Totals by level	$5,055,086	$4,716,636	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(33,048)	$—

Totals by level	$—	$(33,048)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$21,004	$54,052

Total	$21,004	$54,052

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011